UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22495

Curian Series Trust
(Exact name of registrant as specified in charter)

7601 Technology Way, Denver, Colorado		80237
(Address of principal executive offices)		(Zip code)

Daniel W. Koors Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Curian Series Trust (Unaudited)

Schedules of Investments

January 31, 2015

	Shares/Par †	Value
Curian/PIMCO Income Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.7%
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.11%, 09/25/34 (a)	$561,718	$513,620
Banc of America Alternative Loan Trust REMIC, 5.75%, 11/25/35	1,012,352	946,866
Bear Stearns Asset Backed Securities Trust REMIC
0.66%, 07/25/35 (a)	264,375	259,181
1.37%, 01/25/45 (a)	554,214	451,211
Cavalry CLO Ltd., 1.63%, 01/16/24 (a) (b)	500,000	495,400
Citigroup Mortgage Loan Trust REMIC, 5.39%, 09/25/37 (a)	229,980	204,422
Continental Airlines Pass-Through Trust
5.50%, 10/29/20	1,177,776	1,248,442
4.00%, 10/29/24	946,748	982,251
Countrywide Asset-Backed Certificates REMIC
0.27%, 12/25/29 (a)	776,101	767,476
1.02%, 08/25/34 (a)	1,029,266	972,503
1.14%, 06/25/35 (a)	600,000	590,076
Countrywide Home Loans Inc. Alternative Loan Trust REMIC, 3.40%, 08/25/18	798,558	802,447
Crown Castle Towers LLC, 5.50%, 01/15/17 (b)	1,500,000	1,589,150
Delta Air Lines Inc. Pass-Through Trust
7.75%, 12/17/19	451,609	526,124
6.72%, 07/02/24	740,775	862,077
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18 (c) (d)	654,325	666,601
First Franklin Mortgage Loan Trust REMIC, 0.65%, 05/25/35 (a)	1,200,000	1,105,956
Home Equity Asset Trust REMIC, 1.26%, 07/25/35 (a)	1,950,000	1,731,138
HomeBanc Mortgage Trust REMIC, 0.44%, 10/25/35 (a)	655,430	581,633
Inwood Park CDO Ltd., 0.48%, 01/20/21 (a) (b)	85,633	84,948
JP Morgan Mortgage Acquisition Trust REMIC, 0.44%, 07/25/36 (a)	1,600,000	1,154,138
Lehman XS Trust REMIC, 5.17%, 08/25/35	858,579	853,960
Morgan Stanley ABS Capital I Inc. Trust REMIC, 1.08%, 03/25/35 (a)	1,000,000	841,344
Morgan Stanley Capital I Inc. Trust REMIC, 0.46%, 01/25/36 (a)	5,600,000	4,985,126
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20 (c) (d)	700,000	789,329
Park Place Securities Inc. Asset-Backed Pass-Through Certificates REMIC
1.16%, 09/25/34 (a)	2,051,741	1,924,521
0.67%, 07/25/35 (a)	1,200,000	1,184,203
Progress Trust, 4.18%, 06/20/44 (a), AUD	669,741	530,133
Race Point V CLO Ltd., 1.54%, 12/15/22 (a) (b)	1,450,000	1,447,458
RALI Trust REMIC
6.00%, 12/25/35	1,285,162	1,143,390
6.00%, 02/25/37	1,333,925	1,063,792
Residential Asset Securities Corp. Trust REMIC, 0.61%, 01/25/36 (a)	1,500,000	1,387,205
SBA Tower Trust
5.10%, 04/17/17 (b)	1,000,000	1,051,699
REMIC, 3.60%, 04/16/18 (b)	2,300,000	2,308,912
STARM Mortgage Loan Trust REMIC, 6.01%, 02/25/37 (a)	382,867	375,072
Structured Asset Investment Loan Trust REMIC, 1.14%, 10/25/33 (a)	2,073,088	1,974,896
Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.77%, 09/25/33 (a)	793,423	790,863
United Air Lines Inc. Pass-Through Trust
10.40%, 11/01/16	542,348	599,973
9.75%, 01/15/17	379,902	421,456
3.75%, 09/03/26	1,000,000	1,030,000
Washington Mutual Mortgage Pass-Through Certificates REMIC, 2.39%, 01/25/35 (a)	753,767	756,874
Wells Fargo Mortgage Backed Securities Trust REMIC, 5.50%, 01/25/36	42,323	40,862
WG Horizons CLO, 0.50%, 05/24/19 (a) (b)	212,935	210,753
Total Non-U.S. Government Agency Asset-Backed Securities (cost $41,060,422)		42,247,481

CORPORATE BONDS AND NOTES - 79.5%
CONSUMER DISCRETIONARY - 7.4%
Altice SA, 7.25%, 05/15/22, EUR	350,000	416,262
AMAYA Holdings BV Term Loan, 5.00%, 07/29/21 (a)	698,250	683,300
Amazon.com Inc.
2.60%, 12/05/19	300,000	308,256
3.30%, 12/05/21	550,000	575,318
3.80%, 12/05/24	650,000	689,094
Cablevision Systems Corp. Term Loan B, 2.67%, 04/15/20 (a)	2,461,806	2,404,889
Charter Communications Operating LLC Term Loan E, 3.00%, 07/01/20 (a)	2,194,430	2,154,667
Charter Communications Operating LLC Term Loan F, 3.00%, 01/31/21 (a)	199,494	195,967
Clear Channel Worldwide Holdings Inc., 6.50%, 11/15/22	1,000,000	1,031,250
COX Communications Inc., 6.25%, 06/01/18 (b)	2,000,000	2,277,666
D.R. Horton Inc.
3.75%, 03/01/19	600,000	597,750
4.75%, 02/15/23	500,000	501,250
DIRECTV Holdings LLC, 3.95%, 01/15/25	500,000	525,777
Jaguar Land Rover Automotive Plc, 4.13%, 12/15/18 (b)	300,000	306,937
Massachusetts Institute of Technology, 4.68%, 07/01/14	1,100,000	1,397,937
MCE Finance Ltd., 5.00%, 02/15/21 (b)	1,000,000	940,000
MGM Resorts International Term Loan B, 3.50%, 12/20/19 (a)	1,568,000	1,542,520
NBCUniversal Enterprise Inc., 5.25%, (callable at 100 beginning 03/19/21) (b) (e)	400,000	425,040
NBCUniversal Media LLC, 5.15%, 04/30/20	3,000,000	3,473,349
Numericable Group SA
4.88%, 05/15/19 (b)	350,000	350,000
6.00%, 05/15/22 (b)	700,000	716,030
Pearson Funding Five Plc, 3.25%, 05/08/23 (b)	1,000,000	1,005,316
Time Warner Cable Inc., 6.75%, 07/01/18	1,000,000	1,157,376
Toll Brothers Finance Corp., 6.75%, 11/01/19	2,000,000	2,245,000
Venetian Casino Resort LLC Term Loan, 3.25%, 12/16/20 (a)	3,856,950	3,827,637
Viacom Inc.
4.25%, 09/01/23	1,000,000	1,062,990
4.50%, 02/27/42	2,000,000	1,995,564

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Wynn Las Vegas LLC
7.75%, 08/15/20	500,000	531,250
5.38%, 03/15/22 (f)	1,209,000	1,233,180
Wynn Macau Ltd., 5.25%, 10/15/21 (b)	1,400,000	1,362,375
		35,933,947
CONSUMER STAPLES - 1.7%
Altria Group Inc.
9.70%, 11/10/18 (g)	222,000	283,722
9.25%, 08/06/19 (g)	222,000	289,618
BRF SA, 4.75%, 05/22/24 (b)	500,000	499,350
Diageo Capital Plc, 4.83%, 07/15/20	2,000,000	2,292,162
Kraft Foods Group Inc., 6.13%, 08/23/18	2,700,000	3,067,268
Reynolds American Inc., 3.25%, 11/01/22	1,900,000	1,911,487
		8,343,607
ENERGY - 8.3%
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (b)	2,750,000	2,763,750
California Resources Corp.
5.50%, 09/15/21 (b) (f)	850,000	714,000
6.00%, 11/15/24 (b) (f)	250,000	205,000
Chesapeake Energy Corp., 3.50%, 04/15/19 (a)	1,000,000	965,000
CNOOC Curtis Funding No. 1 Pty Ltd., 4.50%, 10/03/23 (b)	700,000	762,546
CNOOC Finance 2013 Ltd., 3.00%, 05/09/23	1,800,000	1,764,576
Enable Midstream Partners LP, 2.40%, 05/15/19 (b)	1,200,000	1,185,269
Energy Future Intermediate Holding Term Loan, 4.25%, 04/28/16 (a)	4,111,322	4,104,908
Ensco Plc, 4.50%, 10/01/24 (f)	1,200,000	1,162,814
Enterprise Products Operating LLC
3.90%, 02/15/24	800,000	845,989
3.75%, 02/15/25	1,400,000	1,458,775
Gazprom Neft OAO Via GPN Capital SA
4.38%, 09/19/22	1,100,000	778,800
6.00%, 11/27/23 (b)	600,000	450,000
Gazprom OAO Via Gaz Capital SA, 8.15%, 04/11/18 (b)	600,000	579,000
Harvest Operations Corp., 6.88%, 10/01/17	620,000	558,000
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	2,300,000	2,481,576
Kinder Morgan Inc., 4.30%, 06/01/25	450,000	470,758
MarkWest Energy Partners LP, 4.88%, 12/01/24 (f)	900,000	904,500
Nabors Industries Inc., 2.35%, 09/15/16	500,000	496,117
ONEOK Partners LP, 3.38%, 10/01/22	800,000	747,098
Pacific Rubiales Energy Corp., 5.13%, 03/28/23 (b) (f)	400,000	220,000
Petrobras Global Finance BV, 6.25%, 03/17/24 (f)	1,600,000	1,445,328
Petrobras International Finance Co., 7.88%, 03/15/19	1,700,000	1,687,794
Petrofac Ltd., 3.40%, 10/10/18 (c) (d)	700,000	694,021
Pioneer Natural Resources Co.
5.88%, 07/15/16	600,000	637,705
6.65%, 03/15/17	600,000	655,621
Rockies Express Pipeline LLC, 6.00%, 01/15/19 (b)	950,000	952,375
Rosneft Finance SA
7.50%, 07/18/16 (b) (f)	1,300,000	1,267,604
7.88%, 03/13/18	1,000,000	926,240
Rosneft Oil Co. via Rosneft International Finance Ltd., 4.20%, 03/06/22 (b)	600,000	410,766
Sabine Pass Liquefaction LLC, 5.75%, 05/15/24	2,300,000	2,314,375
Seadrill Ltd. Term Loan, 4.00%, 02/12/21 (a)	198,496	156,780
Southwestern Energy Co., 4.05%, 01/23/20 (g)	400,000	406,023
Statoil ASA, 6.70%, 01/15/18	1,500,000	1,720,483
Targa Resources Partners LP
6.88%, 02/01/21	50,000	52,375
6.38%, 08/01/22	725,000	752,187
Western Gas Partners LP, 4.00%, 07/01/22	1,000,000	1,041,341
Williams Partners LP, 4.30%, 03/04/24	1,700,000	1,708,094
		40,447,588
FINANCIALS - 42.6%
ABN AMRO Bank NV, 6.25%, 09/13/22	2,200,000	2,387,000
AerCap Ireland Capital Ltd.
2.75%, 05/15/17 (b)	250,000	248,125
3.75%, 05/15/19 (b)	250,000	251,875
Alexandria Real Estate Equities Inc., 2.75%, 01/15/20	700,000	706,843
Ally Financial Inc., 2.75%, 01/30/17	950,000	945,250
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	650,000	671,865
American Tower Corp., 4.50%, 01/15/18	2,000,000	2,140,676
ARC Properties Operating Partnership LP, 3.00%, 02/06/19	1,100,000	1,051,596
Banco de Credito del Peru, 4.25%, 04/01/23 (b) (f)	800,000	819,760
Banco de Credito e Inversiones, 4.00%, 02/11/23 (b) (f)	400,000	402,741
Banco do Brasil SA, 3.88%, 10/10/22	900,000	830,250
Banco Espirito Santo SA
5.88%, 11/09/15, EUR	500,000	576,094
5.00%, 05/23/19, EUR	700,000	803,268
Banco Santander Brasil SA
4.25%, 01/14/16 (b)	2,000,000	2,025,880
4.63%, 02/13/17 (b)	1,700,000	1,752,700
Bank of America Corp.
0.00%, 01/04/17 (h)	3,200,000	3,140,294
2.60%, 01/15/19	1,200,000	1,225,118
5.70%, 01/24/22	800,000	942,179
3.96%, 10/21/25 (d), MXN	6,000,000	443,310
Bank of America NA
1.25%, 02/14/17	1,250,000	1,250,753
0.65%, 05/08/17 (a)	1,000,000	998,204
6.10%, 06/15/17	250,000	275,509
Bank of New York Mellon Corp., 2.30%, 09/11/19	2,400,000	2,459,734
Banque PSA Finance SA, 4.38%, 04/04/16 (c) (d)	1,700,000	1,742,500
Barclays Bank Plc
14.00% (callable at 100 beginning 06/15/19) (e), GBP	1,700,000	3,456,742
7.63%, 11/21/22	800,000	892,500
BBVA US Senior SAU, 4.66%, 10/09/15	1,900,000	1,948,127
BGC Partners Inc., 5.38%, 12/09/19 (c) (d)	1,200,000	1,177,868
Biomed Realty LP, 4.25%, 07/15/22	1,200,000	1,279,982
BPCE SA
5.70%, 10/22/23 (b)	800,000	887,286
4.63%, 07/11/24 (b)	2,150,000	2,207,723
5.15%, 07/21/24 (b)	1,600,000	1,716,802
Cantor Fitzgerald LP
6.38%, 06/26/15 (b)	1,200,000	1,215,912
7.88%, 10/15/19 (b)	1,200,000	1,322,040

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
CIT Group Inc., 5.50%, 02/15/19 (b)	200,000	212,180
Citigroup Inc., 0.74%, 05/31/17 (a), EUR	900,000	1,008,198
Compass Bank, 2.75%, 09/29/19	1,200,000	1,220,404
Countrywide Financial Corp., 6.25%, 05/15/16	400,000	424,527
Credit Agricole SA
6.63% (callable at 100 beginning 09/23/19) (b) (e)	800,000	785,000
7.88% (callable at 100 beginning 01/23/24) (e)	600,000	620,673
8.13%, 09/19/33	350,000	397,688
Credit Suisse
2.30%, 05/28/19	1,500,000	1,524,726
3.00%, 10/29/21	1,800,000	1,850,038
3.63%, 09/09/24	1,200,000	1,263,564
Credit Suisse AG
6.50%, 08/08/23 (b) (f)	700,000	777,482
6.50%, 08/08/23	1,650,000	1,832,637
Credit Suisse Group AG, 7.50%, (callable at 100 beginning 12/11/23) (b) (e)	900,000	945,211
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (i)	1,200,000	1,269,000
DBS Bank Ltd., 3.62%, 09/21/22 (a)	1,975,000	2,044,475
DBS Group Holdings Ltd., 2.25%, 07/16/19 (b)	800,000	807,715
Eksportfinans ASA
2.38%, 05/25/16	500,000	500,000
5.50%, 05/25/16	1,540,000	1,593,900
Experian Finance Plc, 2.38%, 06/15/17 (b)	1,200,000	1,210,608
Fidelity National Financial Inc., 5.50%, 09/01/22	900,000	997,620
First American Financial Corp.
4.30%, 02/01/23 (f)	1,100,000	1,124,202
4.60%, 11/15/24	1,200,000	1,267,100
Ford Motor Credit Co. LLC
12.00%, 05/15/15	1,050,000	1,082,935
2.50%, 01/15/16	1,400,000	1,419,272
6.63%, 08/15/17	500,000	560,210
5.88%, 08/02/21	250,000	296,092
General Electric Capital Corp.
5.88%, 01/14/38	4,500,000	5,984,280
5.50%, 09/15/67 (a), EUR	400,000	487,029
6.37%, 11/15/67 (a)	1,005,000	1,089,018
General Motors Financial Co. Inc.
3.25%, 05/15/18	200,000	203,000
3.15%, 01/15/20	100,000	101,421
Goldman Sachs Group Inc.
6.25%, 09/01/17	400,000	445,874
5.95%, 01/18/18	11,450,000	12,829,588
6.15%, 04/01/18	850,000	961,074
4.80%, 07/08/44	1,600,000	1,819,955
HBOS Plc, 6.75%, 05/21/18 (b)	2,700,000	3,039,074
HDFC Bank Ltd., 3.00%, 11/30/16	1,300,000	1,323,998
HSBC Bank Plc
4.13%, 08/12/20 (b)	500,000	552,939
4.75%, 01/19/21 (b)	700,000	799,789
HSBC Capital Funding LP, 10.18%, (callable at 100 beginning 06/30/30) (b) (e)	400,000	603,000
HSBC Finance Corp., 0.66%, 06/01/16 (a)	500,000	499,157
HSBC Holdings Plc
6.38% (callable at 100 beginning 09/17/24) (e)	1,200,000	1,230,612
6.80%, 06/01/38	3,000,000	4,095,120
ICICI Bank Ltd.
5.50%, 03/25/15	500,000	502,833
4.75%, 11/25/16	600,000	628,664
4.75%, 11/25/16 (b)	882,000	924,137
Industrial & Commercial Bank of China Ltd., 2.35%, 11/13/17	2,100,000	2,107,352
ING Bank NV
2.00%, 09/25/15 (b)	1,000,000	1,008,217
5.80%, 09/25/23 (b)	1,000,000	1,144,839
International Lease Finance Corp.
6.75%, 09/01/16 (b)	4,000,000	4,270,000
7.13%, 09/01/18 (b)	450,000	506,813
Intesa Sanpaolo SpA, 3.13%, 01/15/16	3,500,000	3,557,347
Jefferies Finance LLC, 7.38%, 04/01/20 (b)	800,000	752,000
JPMorgan Chase & Co.
5.00% (callable at 100 beginning 07/01/19) (e)	1,000,000	990,000
6.10% (callable at 100 beginning 10/01/24) (e)	500,000	511,250
1.06%, 05/30/17 (a), GBP	2,700,000	4,023,647
3.63%, 05/13/24	1,000,000	1,053,071
JPMorgan Chase Bank NA
0.76%, 05/31/17 (a), EUR	3,500,000	3,945,094
0.65%, 06/02/17 (a)	5,000,000	4,987,230
6.00%, 07/05/17	1,000,000	1,100,990
6.00%, 10/01/17	7,000,000	7,778,960
Korea Exchange Bank, 3.13%, 06/26/17 (b)	1,100,000	1,134,786
LBG Capital No.1 Plc, 8.00%, (callable at 100 beginning 06/15/20) (b) (e)	400,000	422,000
LBG Capital No.2 Plc
15.00%, 12/21/19 (i), GBP	200,000	421,738
15.00%, 12/21/19 (i), EUR	500,000	836,432
LeasePlan Corp. NV, 2.50%, 05/16/18 (b)	3,000,000	3,041,757
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (b) (e)	900,000	1,280,250
Merrill Lynch & Co. Inc., 6.88%, 04/25/18	2,500,000	2,881,762
Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,250,000	1,277,849
Moody’s Corp., 4.88%, 02/15/24	3,900,000	4,444,596
Morgan Stanley
5.95%, 12/28/17	1,000,000	1,115,833
1.40%, 01/27/20 (a)	700,000	705,057
New York Life Global Funding, 1.13%, 03/01/17 (b)	1,000,000	1,004,206
Nordea Bank AB, 6.13%, (callable at 100 beginning 09/23/24) (c) (d) (e)	1,450,000	1,443,664
Omega Healthcare Investors Inc., 4.95%, 04/01/24	500,000	537,180
Piper Jaffray Cos., 3.26%, 05/31/17 (a) (c) (d)	700,000	699,663
Pricoa Global Funding I, 2.20%, 05/16/19 (b)	1,500,000	1,524,912
QBE Insurance Group Ltd., 2.40%, 05/01/18 (b)	1,100,000	1,111,139
RCI Banque SA, 3.50%, 04/03/18 (b)	1,100,000	1,150,360
Rio Oil Finance Trust, 6.25%, 07/06/24 (b)	750,000	690,404
Royal Bank of Scotland NV, 4.65%, 06/04/18	2,300,000	2,428,508
Royal Bank of Scotland Plc, 9.50%, 03/16/22	100,000	112,976
Sberbank of Russia Via SB Capital SA
5.40%, 03/24/17	800,000	740,064
5.18%, 06/28/19	800,000	668,224
5.72%, 06/16/21	700,000	575,309
6.13%, 02/07/22 (b)	300,000	250,500
Sinopec Group Overseas Development 2014 Ltd., 1.17%, 04/10/19 (a) (b)	2,500,000	2,471,527
SL Green Realty Corp., 4.50%, 12/01/22	1,500,000	1,578,036
SLM Corp., 8.45%, 06/15/18	900,000	1,017,549
State Bank of India, 4.13%, 08/01/17	1,250,000	1,308,648

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SteelRiver Transmission Co. LLC, 4.71%, 06/30/17 (b)	222,500	234,426
Sumitomo Mitsui Financial Group Inc., 4.44%, 04/02/24 (b)	1,000,000	1,079,483
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (b) (g)	1,560,000	1,771,216
Synchrony Financial
1.48%, 02/03/20 (a)	700,000	701,010
2.70%, 02/03/20	350,000	352,863
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54 (a) (c) (d) (f)	4,000,000	4,244,608
UBS AG
2.38%, 08/14/19	1,700,000	1,738,206
7.63%, 08/17/22	4,050,000	4,840,973
Union Bank NA, 1.00%, 09/26/16 (a)	500,000	502,693
US Bank NA, 2.80%, 01/27/25	2,000,000	2,045,992
WEA Finance LLC, 3.75%, 09/17/24 (c) (d)	600,000	631,709
Wells Fargo & Co.
5.87% (callable at 100 beginning 06/15/25) (e)	550,000	574,750
5.90% (callable at 100 beginning 06/15/24) (e)	1,000,000	1,027,500
Weyerhaeuser Co., 7.38%, 10/01/19	2,800,000	3,387,650
WP Carey Inc., 4.00%, 02/01/25	800,000	813,210
		207,910,553
HEALTH CARE - 3.4%
AbbVie Inc., 2.90%, 11/06/22	2,500,000	2,545,982
Amgen Inc.
4.50%, 03/15/20 (f)	1,400,000	1,554,540
4.10%, 06/15/21	200,000	218,571
3.63%, 05/15/22	700,000	747,877
3.63%, 05/22/24	1,500,000	1,587,128
5.15%, 11/15/41	600,000	711,095
Boston Scientific Corp., 2.65%, 10/01/18	500,000	510,052
DaVita HealthCare Partners Term Loan, 3.50%, 06/20/21 (a)	199,000	197,902
Endo Finance LLC & Endo Finco Inc., 5.38%, 01/15/23 (b)	1,100,000	1,083,500
HCA Inc., 3.75%, 03/15/19	1,000,000	1,010,000
Hospira Inc., 6.05%, 03/30/17	1,200,000	1,303,330
Medtronic Inc.
1.04%, 03/15/20 (a) (b) (f)	750,000	749,236
3.50%, 03/15/25 (b)	1,300,000	1,381,341
Mylan Inc., 1.80%, 06/24/16	700,000	705,041
RPI Finance Trust Term Loan, 3.25%, 05/09/18 (a)	1,622,760	1,621,949
Valeant Pharmaceuticals Term Loan BD, 3.50%, 02/13/19 (a)	852,793	846,534
		16,774,078
INDUSTRIALS - 4.2%
AABS Ltd. Term Loan A, 4.88%, 01/10/38 (a) (b) (j)	875,000	894,161
ADT Corp.
3.50%, 07/15/22 (f)	100,000	90,500
4.13%, 06/15/23 (f)	600,000	562,500
Asciano Finance Ltd., 4.63%, 09/23/20 (b)	1,000,000	1,078,532
Aviation Capital Group Corp.
3.88%, 09/27/16 (b)	1,700,000	1,740,944
4.63%, 01/31/18 (b)	1,400,000	1,450,296
7.13%, 10/15/20 (b)	1,000,000	1,151,867
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b) (f) (k)	616,000	628,320
Burlington Northern Santa Fe LLC
5.40%, 06/01/41	2,500,000	3,174,377
4.38%, 09/01/42	1,000,000	1,114,046
Cielo SA, 3.75%, 11/16/22 (b)	500,000	464,850
Delos Finance SARL Term Loan, 3.50%, 02/27/21 (a)	1,250,000	1,243,750
Heathrow Funding Ltd., 2.50%, 06/25/17 (c) (d)	1,100,000	1,106,115
Lender Processing Services Inc., 5.75%, 04/15/23	335,000	354,681
Masco Corp.
6.13%, 10/03/16	1,450,000	1,542,438
7.13%, 03/15/20	1,000,000	1,155,000
Penske Truck Leasing Co. LP, 3.38%, 03/15/18 (b)	1,000,000	1,044,413
Sensata Technologies Term Loan, 3.50%, 08/15/21 (a)	399,000	399,499
USG Corp.
9.75%, 01/15/18 (g)	500,000	573,750
7.88%, 03/30/20 (b)	800,000	862,000
		20,632,039
INFORMATION TECHNOLOGY - 3.1%
Activision Blizzard Inc. Term Loan B, 3.25%, 09/15/20 (a)	339,000	338,434
Alibaba Group Holding Ltd.
2.50%, 11/28/19 (b)	800,000	803,013
3.13%, 11/28/21 (b)	1,000,000	1,013,172
3.60%, 11/28/24 (b)	1,500,000	1,527,892
Avago Technologies Ltd. Term Loan B, 3.75%, 04/01/21 (a)	3,590,977	3,582,898
Baidu Inc., 3.25%, 08/06/18	2,400,000	2,462,088
Dell Inc. Term Loan B, 4.50%, 03/24/20 (a)	1,580,000	1,580,663
Fidelity National Information Services Inc., 3.88%, 06/05/24	800,000	836,758
KLA-Tencor Corp.
4.13%, 11/01/21	200,000	210,706
4.65%, 11/01/24	200,000	213,342
Motorola Solutions Inc., 4.00%, 09/01/24 (f)	600,000	628,903
Symantec Corp., 3.95%, 06/15/22 (f)	1,400,000	1,449,559
Tencent Holdings Ltd., 3.38%, 05/02/19 (b)	500,000	516,071
		15,163,499
MATERIALS - 1.8%
ALROSA Finance SA, 7.75%, 11/03/20	1,000,000	910,000
Cemex SAB de CV
9.50%, 06/15/18 (b)	400,000	434,000
5.88%, 03/25/19 (b) (f)	700,000	704,900
Codelco, 2.25%, 07/09/24 (c) (d), EUR	800,000	940,970
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd., 5.13%, 12/12/17 (b)	600,000	532,476
Georgia-Pacific LLC
2.54%, 11/15/19 (c) (d)	1,200,000	1,223,695
5.40%, 11/01/20 (c) (d)	500,000	573,768
3.16%, 11/15/21 (c) (d)	1,000,000	1,034,808
Goldcorp Inc., 3.63%, 06/09/21	350,000	361,827
OJSC Novolipetsk Steel via Steel Funding Ltd., 4.45%, 02/19/18 (b)	700,000	602,000
West Fraser Timber Co. Ltd., 4.35%, 10/15/24 (c) (d)	200,000	195,563
WR Grace and Co. Term Loan
0.00%, 02/03/21 (p)	73,393	73,039
0.00%, 02/03/21 (p)	26,422	26,295
Xstrata Finance Canada Ltd., 2.70%, 10/25/17 (b) (k)	1,100,000	1,111,833
		8,725,174

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc., 4.80%, 06/15/44	600,000	643,030
CC Holdings GS V LLC, 2.38%, 12/15/17 (f)	550,000	558,569
Crown Castle International Corp., 5.25%, 01/15/23	500,000	512,500
Crown Castle Term Loan, 3.00%, 01/31/21 (a)	2,188,945	2,151,273
Intelsat Jackson Holdings SA Term Loan B-1, 3.75%, 04/02/18 (a)	1,342,495	1,326,049
Telecom Italia SpA, 6.38%, 06/24/19, GBP	200,000	336,478
Telefonica Emisiones SAU, 0.90%, 06/23/17 (a)	1,000,000	997,377
Verizon Communications Inc.
5.15%, 09/15/23	3,100,000	3,560,446
6.55%, 09/15/43	2,235,000	3,047,094
5.01%, 08/21/54 (b)	2,242,000	2,460,196
		15,593,012
UTILITIES - 3.8%
Appalachian Power Co., 5.00%, 06/01/17	2,000,000	2,165,548
CMS Energy Corp., 5.05%, 02/15/18	1,500,000	1,644,331
Delmarva Power & Light Co., 3.50%, 11/15/23	1,700,000	1,825,474
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (b)	1,035,000	1,234,191
Dynegy Finance I Inc., 6.75%, 11/01/19 (b)	700,000	720,125
ENN Energy Holdings Ltd., 6.00%, 05/13/21	400,000	449,449
IPALCO Enterprises Inc., 7.25%, 04/01/16 (c) (d)	1,400,000	1,473,500
Israel Electric Corp. Ltd.
5.63%, 06/21/18	1,250,000	1,325,000
7.25%, 01/15/19 (b)	950,000	1,061,530
Jersey Central Power & Light Co., 4.80%, 06/15/18	3,000,000	3,270,378
MidAmerican Energy Holdings Co., 5.95%, 05/15/37	1,500,000	1,999,674
NRG Energy Inc. Refinancing Term Loan B, 2.75%, 07/01/18 (a)	1,196,954	1,183,357
		18,352,557
Total Corporate Bonds and Notes (cost $381,118,378)		387,876,054

GOVERNMENT AND AGENCY OBLIGATIONS - 16.1%
GOVERNMENT SECURITIES - 16.1%
Municipals - 2.0%
California Earthquake Authority, 2.81%, 07/01/19	1,200,000	1,219,536
City of New York, 5.97%, 03/01/36	1,000,000	1,336,520
Los Angeles Community College District, 6.75%, 08/01/49	1,165,000	1,823,435
Metropolitan Transportation Authority, 6.81%, 11/15/40	1,000,000	1,429,550
Port Authority of New York & New Jersey, GO, 4.93%, 10/01/51	1,000,000	1,228,270
Sacramento Municipal Utility District, 6.16%, 05/15/36	1,000,000	1,365,160
Triborough Bridge & Tunnel Authority, GO, 5.50%, 11/15/39	1,000,000	1,298,190
		9,700,661
Sovereign - 1.4%
Autonomous Community of Valencia, Spain, 4.38%, 07/16/15, EUR	200,000	229,897
Hellenic Republic Government Bond, 2.00%, 02/24/36 (k), EUR	700,000	387,604
Indonesia Government International Bond, 2.88%, 07/08/21 (b), EUR	700,000	814,726
Italy Buoni Poliennali Del Tesoro, 2.50%, 12/01/24, EUR	1,500,000	1,829,930
Slovenia Government International Bond
4.70%, 11/01/16 (b), EUR	1,300,000	1,578,315
4.13%, 02/18/19 (b)	2,000,000	2,123,500
		6,963,972
Treasury Inflation Index Securities - 1.2%
U.S. Treasury Inflation Indexed Note, 2.00%, 01/15/26 (l) (m)	4,640,259	5,585,350
U.S. Treasury Securities - 11.5%
U.S. Treasury Bond
3.13%, 02/15/42 (m)	3,500,000	4,156,796
3.63%, 08/15/43 (m)	2,800,000	3,636,063
3.75%, 11/15/43 (m)	7,325,000	9,719,931
3.38%, 05/15/44 (m)	5,700,000	7,109,416
3.13%, 08/15/44	3,700,000	4,409,938
3.00%, 11/15/44	800,000	932,750
Principal Only, 0.00%, 08/15/43 - 02/15/44 (h) (m) (n)	29,100,000	15,038,540
Principal Only, 0.00%, 11/15/43 (h) (m)	20,400,000	10,535,723
U.S. Treasury Note
0.25%, 02/28/15 (n)	376,000	376,054
2.25%, 11/15/24	350,000	368,703
		56,283,914
Total Government and Agency Obligations (cost $75,649,656)		78,533,897

COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.8%
Cedar Fair LP	1,221	66,325
Las Vegas Sands Corp.	15,482	841,756
Melco Crown Entertainment Ltd. - ADR	45,039	1,080,936
MGM Resorts International (o)	52,045	1,013,837
Wynn Resorts Ltd.	6,603	976,914
		3,979,768
ENERGY - 0.0%
California Resources Corp. (o)	30,978	158,607
FINANCIALS - 0.1%
Citigroup Inc.	4,494	210,993
INFORMATION TECHNOLOGY - 0.1%
QUALCOMM Inc.	10,273	641,652
Total Common Stocks (cost $5,764,930)		4,991,020

PREFERRED STOCKS - 0.6%
FINANCIALS - 0.6%
CoBank ACB, 6.20%, (callable at 100 beginning 01/01/25) (b) (e) (f)	8,000	808,000
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22) (c) (d) (e)	20,000	2,052,500
Total Preferred Stocks (cost $2,925,750)		2,860,500

TRUST PREFERREDS - 1.1%
FINANCIALS - 1.1%
Citigroup Capital XIII, 7.88%, (callable at 25 beginning 10/30/15)	202,500	5,356,125

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
UTILITIES - 0.0%
SCE Trust III, 5.75%, (callable at 25 beginning 03/15/24) (e) (f)	4,000	109,480
Total Trust Preferreds (cost $5,666,915)		5,465,605

PURCHASED OPTIONS - 0.2%
Call Swaption, 3-Month LIBOR versus 1.00% fixed, Expiration 01/11/16, GSB (d)	870	301,395
Call Swaption, 3-Month LIBOR versus 1.05% fixed, Expiration 01/06/16, MSC (d)	144	55,366
Euro Stoxx 50 Price Index Put Option, Strike Price EUR 3,600, Expiration 12/20/19, CSI (d)	106	438,351
Interest Rate Put Swaption, 3-Month LIBOR versus 3.45% fixed, Expiration 09/21/15, DUB (d)	50	21,644
Total Purchased Options (cost $930,928)		816,756

SHORT TERM INVESTMENTS - 5.4%
Certificates of Deposit - 0.5%
Banco Bilbao Vizcaya Argentaria, 1.08%, 05/16/16 (a)	$1,250,000	1,238,910
Intesa Sanpaolo SpA, 1.63%, 04/11/16 (a)	1,000,000	1,001,597
		2,240,507
Repurchase Agreements - 1.8%
Repurchase Agreement with BNP, 0.11% (Collateralized by $8,643,258 U.S. Treasury Inflation Indexed Note, 0.13%, due 04/15/16, value $8,680,060) acquired on 01/30/15, due 02/02/15 at $8,500,078	8,500,000	8,500,000
Securities Lending Collateral - 2.6%
BlackRock Liquidity Funds TempFund Portfolio, 0.13% (q)	3,000,000	3,000,000
Fidelity Institutional Money Market Portfolio, 0.10% (q)	3,000,000	3,000,000
Repurchase Agreement with BCL, 0.05% (Collateralized by $1,381,110 U.S. Treasury Bond, 2.88%, due 05/15/43, value $1,546,332, and $2,030,041 U.S. Treasury Note, 2.38%, due 08/15/24, value $2,163,704) acquired on 01/30/15, due 02/02/15 at $3,637,300	$3,637,290	3,637,290
Repurchase Agreement with MLP, 0.05% (Collateralized by $775,328 U.S. Treasury Note, 1.25%-2.38%, due 10/31/15-08/15/24, value $824,865, and $3,083,830 U.S. Treasury Bond Strips, 0.00%, due 05/15/25-05/25/36, value $2,337,135) acquired on 01/30/15, due 02/02/15 at $3,100,009	3,100,000	3,100,000
		12,737,290
Treasury Securities - 0.5%
Hellenic Republic Treasury Bill, 0.00%, 02/06/15 (d), EUR	400,000	451,802
U.S. Treasury Bill
0.04%, 02/12/15 (n)	$142,000	141,999
0.04%, 03/05/15 (n)	84,000	83,998
0.04%, 03/12/15 (n)	151,000	150,998
0.04%, 04/02/15 (n)	170,000	169,997
0.05%, 05/07/15 (n)	120,000	119,992
0.07%, 05/14/15 (n)	952,000	951,953
0.07%, 05/28/15 (n)	523,000	522,967
		2,593,706
Total Short Term Investments (cost $26,163,447)		26,071,503
Total Investments - 112.6% (cost $539,280,426)		548,862,816
Other Assets and Liabilities, Net - (12.6%)		(61,219,928)
Total Net Assets - 100.0%		$487,642,888

(a)                                 Variable rate security. Rate stated was in effect as of January 31, 2015.

(b)                                 The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of January 31, 2015, the aggregate value of these liquid securities was $104,791,407 which represented 21.5% of net assets.

(c)                                  Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(d)                                 The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(e)                                  Perpetual maturity security.

(f)                                   All or a portion of the security was on loan.

(g)                                  The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h)                                 Security issued with a zero coupon. Income is recognized through the accretion of discount.

(i)                                     Convertible security.

(j)                                    Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(k)                                 Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of January 31, 2015.

(l)                                     Treasury inflation indexed note, par amount is adjusted for inflation.

(m)                             All or a portion of the investment was purchased on a delayed delivery basis. As of January 31, 2015, the total cost of investments purchased on a delayed delivery basis was $53,719,109.

(n)                                 All or a portion of the securities is pledged or segregated as collateral.

(o)                                 Non-income producing security.

(p)                                 This variable rate senior loan will settle after January 31, 2015, at which time the interest rate will be determined.

(q)                                 Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2015.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of January 31, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BGC Partners Inc., 5.38%, 12/09/19	12/05/2014	$1,191,175	$1,177,868	0.2%
Banque PSA Finance SA, 4.38%, 04/04/16	02/25/2013	1,702,506	1,742,500	0.4
CoBank ACB, 6.25%, (callable at 100 beginning 10/01/22)	06/03/2013	2,125,000	2,052,500	0.4
Codelco, 2.25%, 07/09/24	07/03/2014	1,078,897	940,970	0.2
Federal Express Corp. Pass-Through Trust, 2.63%, 01/15/18	01/23/2012	654,325	666,601	0.1
Georgia-Pacific LLC, 2.54%, 11/15/19	11/04/2014	1,200,000	1,223,695	0.3
Georgia-Pacific LLC, 3.16%, 11/15/21	11/05/2014	1,000,717	1,034,808	0.2
Georgia-Pacific LLC, 5.40%, 11/01/20	12/14/2011	536,255	573,768	0.1
Heathrow Funding Ltd., 2.50%, 06/25/17	06/19/2012	1,099,608	1,106,115	0.2
IPALCO Enterprises Inc., 7.25%, 04/01/16	12/09/2011	1,431,725	1,473,500	0.3
Nordea Bank AB, 6.13%, (callable at 100 beginning 09/23/24)	01/29/2015	1,442,750	1,443,664	0.3
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20	09/15/2014	776,016	789,329	0.2
Petrofac Ltd., 3.40%, 10/10/18	10/04/2013	698,032	694,021	0.1
Piper Jaffray Cos., 3.26%, 05/31/17	06/03/2014	700,000	699,663	0.1
Teachers Insurance & Annuity Association of America, 4.38%, 09/15/54	09/16/2014	3,992,709	4,244,608	0.9
WEA Finance LLC, 3.75%, 09/17/24	09/11/2014	597,838	631,709	0.1
West Fraser Timber Co. Ltd., 4.35%, 10/15/24	10/08/2014	200,000	195,563	—
		$20,427,553	$20,690,882	4.1%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Exchange-Traded Futures Options
10-Year U.S. Treasury Note Future Call Option	02/20/2015	131.50	115	$(59,297)
10-Year U.S. Treasury Note Future Put Option	02/20/2015	128.50	115	(12,578)
			230	$(71,875)
Foreign Currency Options
Brazilian Real versus USD Call Option, BOA	05/27/2015	2.65	2,800,000	$(156,623)
Brazilian Real versus USD Call Option, GSB	06/02/2015	2.70	1,200,000	(55,817)
Indian Rupee versus USD Call Option, BOA	02/27/2015	65.20	1,500,000	(975)
Indian Rupee versus USD Call Option, GSB	06/02/2015	67.00	1,100,000	(6,238)
Indian Rupee versus USD Call Option, MSC	06/03/2015	65.90	2,000,000	(16,252)
			8,600,000	$(235,905)
Index Options
CDX.NA.IG.23 Put Option, BCL	03/18/2015	0.90	25	$(1,621)
CDX.NA.IG.23 Put Option, BCL	04/15/2015	1.00	40	(3,179)
CDX.NA.IG.23 Put Option, BOA	04/15/2015	1.00	30	(2,384)
CDX.NA.IG.23 Put Option, BOA	03/18/2015	1.00	96	(3,460)
CDX.NA.IG.23 Put Option, CIT	03/18/2015	0.90	19	(1,224)
CDX.NA.IG.23 Put Option, CSI	02/18/2015	0.85	96	(2,442)
CDX.NA.IG.23 Put Option, CSI	03/18/2015	0.90	7	(463)
Euro Stoxx 50 Index Put Option, CSI	12/20/2019	2,300.00	106	(314,011)
iTraxx Europe Main Series 22 Call Option, CIT	02/18/2015	0.55	13	(672)
iTraxx Europe Main Series 22 Put Option, CIT	02/18/2015	0.85	13	(193)
			444	$(329,649)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 1.75% fixed, MSC	01/06/2016	N/A	31	$(56,761)
Call Swaption, 3-Month LIBOR versus 1.76% fixed, GSB	01/11/2016	N/A	191	(358,734)
Call Swaption, 3-Month LIBOR versus 2.30% fixed, GSB	02/13/2015	N/A	89	(410,089)
Call Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	304	(306,636)
Call Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	96	(41,509)
Call Swaption, 6-Month Euribor versus 0.95% fixed, DUB	03/23/2015	N/A	8	(24,013)
Call Swaption, 6-Month Euribor versus 0.95% fixed, GSB	03/23/2015	N/A	7	(21,011)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Written Options (continued)

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Interest Rate Swaptions (continued)
Put Swaption, 3-Month LIBOR versus 2.50% fixed, DUB	09/21/2015	N/A	208	$(57,651)
Put Swaption, 3-Month LIBOR versus 2.80% fixed, GSB	02/13/2015	N/A	89	—
Put Swaption, 3-Month LIBOR versus 2.91% fixed, MSS	08/17/2015	N/A	304	(14,490)
Put Swaption, 6-Month Euribor versus 0.35% fixed, GSB	09/08/2015	N/A	96	(6,287)
Put Swaption, 6-Month Euribor versus 1.55% fixed, DUB	03/23/2015	N/A	8	(14)
Put Swaption, 6-Month Euribor versus 1.55% fixed, GSB	03/23/2015	N/A	7	(12)
			1,438	$(1,297,207)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at October 31, 2014	8,601,659	$1,431,809
Options written during the period	1,008	478,310
Options closed during the period	(496)	(134,628)
Options expired during the period	(59)	(12,396)
Options outstanding at January 31, 2015	8,602,112	$1,763,095

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
Euro-Bund Future	March 2015	(16)	$(107,109)
JPX-Nikkei Index 400 Future	March 2015	44	2,279
U.S. Treasury Note Future, 10-Year	March 2015	227	941,617
Ultra Long Term U.S. Treasury Bond Future	March 2015	48	662,959
			$1,499,746

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
BRL/USD	01/04/2017	DUB	BRL	4,658,675	$1,444,216	$(195,585)
BRL/USD	02/03/2015	MSC	BRL	1,233,225	459,601	(3,582)
INR/USD	04/13/2015	GSC	INR	158,173,480	2,516,444	7,744
JPY/USD	02/03/2015	DUB	JPY	293,600,000	2,500,213	(2,727)
MXN/USD	05/05/2015	BCL	MXN	1,605,000	106,476	(2,891)
MXN/USD	02/05/2015	BCL	MXN	16,506,000	1,101,031	(121,527)
MXN/USD	02/05/2015	CIT	MXN	5,018,000	334,724	(7,167)
MXN/USD	04/22/2015	CSI	MXN	10,146,629	673,617	(17,688)
MXN/USD	02/05/2015	GSC	MXN	1,522,000	101,525	(9,673)
MXN/USD	02/05/2015	MSC	MXN	27,512,486	1,835,217	(110,572)
MXN/USD	02/05/2015	UBS	MXN	1,768,000	117,934	(11,647)
USD/AUD	02/03/2015	BNP	AUD	(3,384,000)	(2,634,447)	103,818
USD/BRL	01/04/2017	BNP	BRL	(4,658,675)	(1,444,216)	195,585
USD/BRL	07/02/2015	CSI	BRL	(2,713,868)	(969,075)	(2,081)
USD/BRL	02/03/2015	MSC	BRL	(1,233,225)	(459,601)	602
USD/BRL	03/03/2015	MSC	BRL	(1,233,225)	(456,270)	3,442
USD/CAD	03/03/2015	CIT	CAD	(120,000)	(94,399)	8,998
USD/EUR	02/03/2015	CIT	EUR	(18,717,000)	(21,150,108)	1,795,811
USD/EUR	02/03/2015	GSC	EUR	(1,437,000)	(1,623,802)	(11,952)
USD/EUR	02/03/2015	GSC	EUR	(195,000)	(220,349)	10,416
USD/EUR	04/07/2015	MSC	EUR	(20,349,000)	(23,007,675)	(38,517)
USD/GBP	02/03/2015	MSC	GBP	(5,584,000)	(8,410,652)	315,325
USD/GBP	04/07/2015	MSC	GBP	(5,584,000)	(8,406,929)	11,174
USD/INR	04/13/2015	GSC	INR	(79,086,740)	(1,258,222)	(3,872)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/JPY	02/03/2015	BOA	JPY	(586,900,000)	$(4,997,871)	$(102,959)
USD/JPY	03/03/2015	MSC	JPY	(293,300,000)	(2,498,341)	(20,850)
USD/MXN	02/05/2015	BNP	MXN	(36,765,857)	(2,452,462)	193,785
USD/MXN	02/05/2015	CSI	MXN	(12,394,629)	(826,783)	23,948
USD/ZAR	04/30/2015	BOA	ZAR	(334)	(28)	—
ZAR/USD	04/30/2015	BCL	ZAR	1,274,818	107,991	(909)
					$(69,612,241)	$2,006,449

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	17,500,000	$(26,318)	$45,498
DUB	Brazil Interbank Deposit Rate	Paying	11.68%	01/04/2021	BRL	7,500,000	(9,612)	17,832
DUB	Brazil Interbank Deposit Rate	Paying	12.56%	01/04/2021	BRL	14,000,000	(6,626)	183,489
GSB	Brazil Interbank Deposit Rate	Paying	12.06%	01/04/2021	BRL	2,400,000	8,579	5,371
UBS	Brazil Interbank Deposit Rate	Paying	11.00%	01/04/2021	BRL	1,300,000	(5,390)	(4,503)
UBS	Brazil Interbank Deposit Rate	Paying	11.61%	01/02/2018	BRL	30,900,000	(84,288)	(21,105)
BNP	Eurozone HICP	Receiving	0.85%	12/15/2019	EUR	150,000	48	(2,122)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	(534)	(6,240)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	(690)	(6,084)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	(1,076)	(5,698)
BNP	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	500,000	(150)	(13,449)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	500,000	(1,152)	(10,138)
BNP	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	500,000	(1,961)	(9,329)
BOA	Eurozone HICP	Receiving	0.75%	12/10/2019	EUR	100,000	333	(1,133)
BOA	Eurozone HICP	Receiving	0.75%	12/10/2019	EUR	150,000	786	(1,985)
BOA	Eurozone HICP	Receiving	0.75%	12/10/2019	EUR	150,000	995	(2,195)
BOA	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	300,000	—	(6,774)
BOA	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	300,000	(76)	(8,083)
BOA	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	300,000	(602)	(3,295)
CIT	Eurozone HICP	Receiving	1.00%	10/22/2019	EUR	300,000	(1,099)	(5,675)
CIT	Eurozone HICP	Receiving	0.75%	12/15/2019	EUR	300,000	1,339	(3,737)
DUB	Eurozone HICP	Receiving	0.60%	12/15/2018	EUR	150,000	(152)	(1,104)
DUB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	300,000	198	(8,357)
DUB	Eurozone HICP	Receiving	0.75%	12/15/2019	EUR	600,000	674	(5,471)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	300,000	(95)	(4,634)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	300,000	389	(5,118)
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	500,000	(1,152)	(7,204)
GSB	Eurozone HICP	Receiving	0.90%	10/15/2019	EUR	500,000	(1,159)	(7,197)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	600,000	977	(10,435)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	600,000	(438)	(9,020)
GSB	Eurozone HICP	Receiving	1.05%	09/15/2019	EUR	700,000	2,588	(21,626)
GSB	Eurozone HICP	Receiving	1.00%	10/15/2019	EUR	1,000,000	(537)	(22,043)
GSB	Eurozone HICP	Receiving	0.90%	11/15/2019	EUR	1,200,000	198	(19,114)
MSC	Eurozone HICP	Receiving	0.80%	12/10/2019	EUR	150,000	334	(1,970)
MSC	Eurozone HICP	Receiving	0.91%	11/26/2019	EUR	150,000	71	(2,523)
MSC	Eurozone HICP	Receiving	0.35%	12/15/2017	EUR	150,000	15	(907)
UBS	Eurozone HICP	Receiving	0.91%	11/26/2019	EUR	150,000	96	(2,548)
UBS	Eurozone HICP	Receiving	0.70%	12/15/2018	EUR	150,000	76	(2,025)
UBS	Eurozone HICP	Receiving	0.80%	12/10/2019	EUR	300,000	192	(3,465)
UBS	Eurozone HICP	Receiving	0.91%	11/26/2019	EUR	300,000	—	(4,904)
DUB	US CPURNSA	Receiving	1.54%	11/07/2016		300,000	—	(5,050)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		300,000	23	(5,028)
MSC	US CPURNSA	Receiving	1.53%	11/07/2016		700,000	—	(11,679)
							$(125,196)	$(20,777)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month Australian Bank Bill Short Term Rate	Paying	3.25%	09/21/2017	AUD	53,900,000	$504,757
N/A	3-Month EURIBOR	Receiving	0.40%	03/16/2015	EUR	14,100,000	(9,877)
N/A	3-Month LIBOR	Paying	2.70%	07/18/2024		1,300,000	(106,220)
N/A	3-Month LIBOR	Receiving	2.46%	11/15/2024		1,500,000	(90,475)
N/A	3-Month LIBOR	Receiving	3.00%	12/17/2024		3,600,000	(215,272)
N/A	3-Month LIBOR	Receiving	1.85%	12/04/2019		4,800,000	(117,197)
N/A	3-Month LIBOR	Receiving	2.70%	05/21/2024		27,700,000	(2,252,891)
N/A	6-Month EURIBOR	Receiving	1.25%	03/18/2025	EUR	9,500,000	(700,034)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	26,000,000	197
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/20/2024	JPY	110,000,000	(14,568)
N/A	British Bankers’ Association Yen LIBOR	Receiving	1.00%	09/18/2023	JPY	770,000,000	(369,601)
N/A	London-Interbank Offered Rate	Receiving	2.75%	03/18/2025	GBP	4,400,000	(725,454)
N/A	Mexican Interbank Rate	Paying	6.80%	12/26/2023	MXN	14,400,000	69,958
N/A	Mexican Interbank Rate	Paying	5.63%	10/11/2021	MXN	55,600,000	115,646
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	166,600,000	352,183
							$(3,558,848)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
DUB	BNP Paribas, 2.88%, 09/26/2023	0.53%	1.00%	03/20/2019	$(1,299,494)	$26,793	$15,351	$11,442
BNP	Carlsberg Breweries A/S, 3.34%, 10/13/2017	1.01%	1.00%	03/20/2019	(113,000)	62	701	(639)
GSI	Community Health Systems Inc., 8.00%, 11/15/2019	3.90%	5.00%	03/20/2021	(500,000)	31,735	36,014	(4,279)
GSC	Credit Agricole, 5.07%, 08/10/2022	0.61%	1.00%	09/20/2019	(1,450,000)	27,088	16,211	10,877
CGM	D.R. Horton, 3.63%, 02/15/2018	1.61%	1.00%	09/20/2019	(900,000)	(23,057)	(43,556)	20,499
MSS	Domtar Corporation, 7.13%, 08/15/2015	1.08%	1.00%	03/20/2019	(500,000)	(984)	(11,395)	10,411
CSI	Encana Corp., 4.75%, 10/15/2013	1.51%	1.00%	03/20/2018	(2,000,000)	(29,187)	(26,492)	(2,695)
BBP	Ford Motor Co., 6.50%, 08/01/2018	0.20%	5.00%	12/20/2015	(1,050,000)	51,121	87,912	(36,791)
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.53%	1.00%	03/20/2019	(1,700,000)	34,261	19,911	14,350
DUB	General Motors Co., 4.88%, 10/02/2023	1.35%	5.00%	03/20/2019	(1,000,000)	150,150	166,945	(16,795)
CSI	Glencore Finance Europe, 6.50%, 02/27/2019	1.78%	1.00%	12/20/2018	(734,496)	(20,711)	(24,233)	3,522
GSC	Hellenic Republic, 2.00%, 02/24/2023	31.71%	1.00%	12/20/2015	(700,000)	(151,574)	(32,098)	(119,476)
CSI	HJ Heinz Co., 6.38%, 07/15/2028	0.94%	1.00%	03/20/2018	(100,000)	305	(2,979)	3,284
BOA	KB Home, 9.10%, 09/15/2017	3.05%	5.00%	09/20/2018	(500,000)	36,350	25,563	10,787
GSI	KB Home, 9.10%, 09/15/2017	3.05%	5.00%	09/20/2018	(700,000)	50,890	35,279	15,611
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.71%	1.00%	06/20/2019	(3,700,000)	49,936	23,637	26,299
BBP	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	12/20/2018	(500,000)	7,319	(29,438)	36,757
BOA	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	12/20/2018	(100,000)	1,464	(5,896)	7,360
GSI	Kingdom of Spain, 5.50%, 07/30/2017	0.65%	1.00%	12/20/2018	(800,000)	11,711	(25,660)	37,371
MSS	Kingdom of Spain, 5.50%, 07/30/2017	0.68%	1.00%	03/20/2019	(3,700,000)	52,799	(22,715)	75,514
MSS	Kingdom of Spain, 5.50%, 07/30/2017	0.71%	1.00%	06/20/2019	(550,000)	7,423	2,404	5,019
CGM	MCDX.NA.23	N/A	1.00%	12/20/2024	(875,000)	(23,239)	(16,686)	(6,553)
BBP	Metlife Inc., 4.75%, 02/08/2021	0.54%	1.00%	12/20/2018	(3,000,000)	55,747	—	55,747
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	12/20/2019	(1,600,000)	(296,074)	(177,935)	(118,139)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	09/20/2019	(1,200,000)	(213,057)	(65,933)	(147,124)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.61%	1.00%	06/20/2019	(1,000,000)	(169,787)	(76,887)	(92,900)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	6.24%	1.00%	06/20/2015	(1,200,000)	(22,859)	(3,435)	(19,424)
DUB	Petrobras International Finance Co., 8.38%, 12/10/2018	6.24%	1.00%	03/20/2015	(700,000)	(4,167)	(6,338)	2,171
GSC	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	09/20/2019	(400,000)	(71,019)	(23,215)	(47,804)
DUB	Republic of Colombia, 10.38%, 01/28/2033	0.76%	1.00%	03/20/2016	(250,000)	961	1,503	(542)
GSI	Republic of Colombia, 10.38%, 01/28/2033	0.76%	1.00%	03/20/2016	(750,000)	2,883	4,510	(1,627)
BOA	Russian Federation, 7.50%, 03/31/2030	6.29%	1.00%	12/20/2019	(1,000,000)	(208,485)	(118,367)	(90,118)
CSI	Telefonica Emisiones, 4.38%, 02/02/2016	0.90%	1.00%	06/20/2021	(790,996)	5,676	(38,548)	44,224
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.82%	1.00%	12/20/2018	(1,200,000)	9,603	(92,049)	101,652

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Income Fund (continued)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection(2) (continued)
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.82%	1.00%	12/20/2018	$(400,000)	$3,201	$(26,228)	$29,429
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.85%	1.00%	03/20/2019	(7,600,000)	55,887	(145,892)	201,779
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(4,300,000)	25,041	32,797	(7,756)
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.85%	1.00%	03/20/2019	(3,700,000)	27,209	(64,017)	91,226
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.85%	1.00%	03/20/2019	(1,000,000)	7,354	(21,524)	28,878
GSI	The Republic of Italy, 6.88%, 09/27/2023	0.82%	1.00%	12/20/2018	(1,100,000)	8,803	(71,645)	80,448
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(2,400,000)	13,976	17,154	(3,178)
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.82%	1.00%	12/20/2018	(500,000)	4,001	(32,566)	36,567
MSC	Transocean Inc., 7.38%, 04/15/2018	7.83%	1.00%	12/20/2019	(2,000,000)	(502,165)	(268,225)	(233,940)
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.08%	1.00%	12/20/2016	(3,000,000)	56,086	10,972	45,114
BOA	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	03/20/2019	(500,000)	1,261	3,548	(2,287)
BOA	United Mexican States, 5.95%, 03/19/2019	0.94%	1.00%	12/20/2018	(200,000)	705	(539)	1,244
DUB	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	03/20/2019	(2,950,000)	7,439	22,428	(14,989)
DUB	United Mexican States, 5.95%, 03/19/2019	0.94%	1.00%	12/20/2018	(500,000)	1,764	1,708	56
GSI	United Mexican States, 5.95%, 03/19/2019	0.94%	1.00%	12/20/2018	(2,000,000)	7,056	1,172	5,884
MSS	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	03/20/2019	(1,150,000)	2,900	5,021	(2,121)
BBP	UPC Holding BV, 8.38%, 08/15/2020	3.04%	5.00%	03/20/2021	(225,999)	25,861	26,108	(247)
BBP	Virgin Media Finance Plc, 7.00%, 04/15/2023	2.63%	5.00%	06/20/2021	(338,998)	48,843	40,230	8,613
DUB	Whirlpool Corp., 7.75%, 07/15/2016	0.26%	1.00%	03/20/2018	(1,400,000)	34,103	(17,635)	51,738
					$(71,827,983)	$(790,598)	$(895,047)	$104,449

Counterparty	Reference Obligation	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
N/A	CDX.NA.IG.23	1.00%	12/20/2019	$(70,150,000)	$966,106	$(196,373)
N/A	CDX.NA.IG.23	1.00%	12/20/2024	(1,920,991)	5,133	8,231
N/A	CDX.NA.HY.22	5.00%	06/20/2019	(4,950,000)	303,722	(98,718)
				$(77,020,991)	$1,274,961	$(286,860)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/PIMCO Total Return Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 10.9%
Accredited Mortgage Loan Trust REMIC, 0.43%, 09/25/36 (a)	$10,000,000	$8,323,560
ACE Securities Corp. Home Equity Loan Trust REMIC, 1.20%, 10/25/34 (a)	2,585,499	2,429,140
Aire Valley Mortgages Plc, 0.38%, 09/20/66 (a), EUR	1,480,403	1,624,954
Asset Backed Securities Corp. Home Equity Loan Trust REMIC, 1.52%, 04/15/33 (a)	1,814,450	1,782,463
Banc of America Funding Ltd., 0.43%, 10/03/39 (a) (b)	2,535,697	2,486,330
Banc of America Funding Trust REMIC, 3.34%, 02/20/35 (a)	453,925	451,236
Bear Stearns Asset Backed Securities I Trust REMIC, 0.66%, 09/25/35 (a)	6,000,000	4,910,766
Citigroup Mortgage Loan Trust REMIC, 2.51%, 12/25/35 (a)	95,128	94,158
Countrywide Asset-Backed Certificates REMIC, 0.92%, 06/25/34 (a)	6,106,088	5,840,602
Credit Suisse Commercial Mortgage Trust REMIC, 5.38%, 02/15/40	569,227	603,888
Delta Air Lines Inc. Pass-Through Trust, 7.75%, 12/17/19	225,804	263,062
Delta Funding Corp. Home Equity Loan Trust, 2.04%, 12/25/31 (a)	4,686,224	4,357,237
First Horizon Alternative Mortgage Securities Trust REMIC, 2.21%, 06/25/34 (a)	693,215	678,907
First Horizon Mortgage Pass-Through Trust REMIC, 2.57%, 06/25/35 (a)	2,245,625	2,089,761
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust REMIC, 5.44%, 01/10/17	1,200,000	1,279,885
GSR Mortgage Loan Trust REMIC, 2.73%, 09/25/35 (a)	1,485,619	1,491,370
Impac Secured Assets Trust REMIC, 0.34%, 01/25/37 (a)	9,814,636	8,163,157
IndyMac INDX Mortgage Loan Trust REMIC, 0.42%, 01/25/16 (a)	1,049,121	889,666
JPMorgan Chase Commercial Mortgage Securities Trust REMIC
5.42%, 02/15/17	376,402	402,302
5.34%, 05/15/47	1,375,774	1,459,371
JPMorgan Mortgage Trust REMIC, 5.50%, 04/25/36	254,788	260,435
Landmark Mortgage Securities No. 3 Plc, 0.84%, 04/17/44 (a), GBP	3,502,829	4,967,981
Lehman Mortgage Trust REMIC, 6.00%, 09/25/37	1,171,732	1,092,807
Lehman XS Trust REMIC, 0.35%, 07/25/37 (a)	8,455,275	5,808,715
Lockwood Grove CLO Ltd., 1.60%, 01/25/24 (a) (b)	1,800,000	1,790,494
Merit Securities Corp. REMIC, 0.79%, 04/28/27 (a) (b)	63,137	55,537
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.48%, 03/12/51 (a)	1,500,000	1,612,923
Morgan Stanley Mortgage Loan Trust REMIC, 0.43%, 04/25/35 (a)	301,710	278,569
Morgan Stanley Re-REMIC Trust, 5.80%, 04/12/17 (a) (b)	1,295,409	1,392,249
Northwest Airlines Pass-Through Trust, 7.15%, 10/01/19	5,079,069	5,383,814
OneMain Financial Issuance Trust, 3.19%, 03/18/26 (b) (c)	4,800,000	4,807,267
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.39%, 01/01/24 (a)	3,082,615	3,134,631
Panther CDO V BV, 0.47%, 10/15/84 (a) (d) (e), EUR	2,281,304	2,427,817
PHH Mortgage Capital LLC REMIC, 5.60%, 07/18/35 (a)	1,096,728	1,107,769
Provident Funding Mortgage Loan Trust REMIC, 2.46%, 10/25/35 (a)	960,443	955,810
Securitized Asset Backed Receivables LLC Trust REMIC, 0.61%, 08/25/35 (a)	5,900,000	3,678,030
SG Mortgage Securities Trust REMIC, 0.38%, 10/25/36 (a)	6,703,000	3,477,939
SLM Private Education Loan Trust, 1.27%, 01/15/16 (a) (b)	3,516,948	3,534,980
Soundview Home Loan Trust REMIC
0.41%, 07/25/36 (a)	1,900,000	1,180,728
0.30%, 12/25/36 (a)	534,209	511,280
Sunrise Srl, 0.58%, 08/27/31 (a), EUR	2,142,299	2,417,240
Wachovia Bank Commercial Mortgage Trust REMIC, 5.34%, 12/15/43	1,000,000	1,070,516
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.36%, 08/25/35 (a)	56,153	56,074
1.31%, 11/25/42 (a)	4,158,557	4,024,847
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.61%, 07/25/36 (a)	1,274,661	1,239,772
Total Non-U.S. Government Agency Asset- Backed Securities (cost $100,157,132)		105,890,039

CORPORATE BONDS AND NOTES - 30.4%
CONSUMER DISCRETIONARY - 1.6%
Daimler Finance North America LLC, 2.95%, 01/11/17 (b)	2,771,000	2,869,745
Marks & Spencer Plc, 6.25%, 12/01/17 (d) (e)	2,300,000	2,541,049
MGM Resorts International
6.63%, 07/15/15	500,000	508,750
7.63%, 01/15/17	8,747,000	9,403,025
		15,322,569
CONSUMER STAPLES - 0.4%
Kraft Foods Group Inc., 1.63%, 06/04/15	1,000,000	1,003,080
Kroger Co., 0.79%, 10/17/16 (a)	2,700,000	2,698,580
		3,701,660
ENERGY - 1.2%
Canadian Natural Resources Ltd., 0.63%, 03/30/16 (a)	4,900,000	4,891,684
CNPC General Capital Ltd., 2.75%, 05/14/19 (b)	1,900,000	1,900,424
Gazprom OAO Via Gaz Capital SA, 9.25%, 04/23/19	2,500,000	2,440,000
Petrobras Global Finance BV
1.85%, 05/20/16 (a) (f)	100,000	92,500
2.00%, 05/20/16	100,000	94,000
2.60%, 03/17/17 (a)	200,000	182,500
3.25%, 03/17/17 (f)	700,000	646,149
Petrobras International Finance Co.
3.88%, 01/27/16 (f)	200,000	194,462
3.50%, 02/06/17	200,000	186,250
7.88%, 03/15/19	600,000	595,692
Rosneft Finance SA, 7.50%, 07/18/16	900,000	877,572
		12,101,233

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
FINANCIALS - 21.5%
Ally Financial Inc.
8.30%, 02/12/15	6,700,000	6,709,886
4.63%, 06/26/15	700,000	705,250
2.75%, 01/30/17	600,000	597,000
American Express Bank FSB, 6.00%, 09/13/17	3,300,000	3,691,040
American Express Co., 6.80%, 09/01/66 (a)	3,489,000	3,680,895
American International Group Inc., 8.17%, 05/15/58 (a)	3,300,000	4,521,000
Banca Monte dei Paschi di Siena SpA, 3.63%, 04/01/19, EUR	900,000	1,061,295
Banco do Brasil SA, 6.00%, 01/22/20 (b)	200,000	211,000
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (b) (f)	2,900,000	2,936,250
Banco Santander Brasil SA, 4.25%, 01/14/16 (b)	1,000,000	1,012,940
Banco Santander Chile, 1.15%, 04/11/17 (a) (b)	3,700,000	3,683,909
Bank of America Corp.
1.50%, 10/09/15	4,300,000	4,319,346
0.77%, 05/23/17 (a), EUR	1,200,000	1,345,824
Bank of Nova Scotia, 1.25%, 04/11/17	9,400,000	9,432,402
Barclays Bank Plc, 7.75%, 04/10/23 (a)	1,799,000	1,967,207
Citigroup Inc.
3.95%, 06/15/16	600,000	623,604
4.45%, 01/10/17	200,000	211,870
0.75%, 05/01/17 (a)	8,700,000	8,676,858
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 11.00%, (callable at 100 beginning 06/30/19) (b) (g)	5,900,000	7,596,250
Credit Agricole SA, 1.63%, 04/15/16 (d) (e)	4,000,000	4,029,192
Ford Motor Credit Co. LLC
7.00%, 04/15/15	1,400,000	1,417,434
2.75%, 05/15/15	8,100,000	8,151,516
12.00%, 05/15/15	1,300,000	1,340,777
3.98%, 06/15/16	200,000	207,162
0.68%, 11/08/16 (a)	3,500,000	3,479,857
General Motors Financial Co. Inc., 3.15%, 01/15/20	1,300,000	1,318,474
Goldman Sachs Group Inc.
3.70%, 08/01/15	2,000,000	2,029,612
5.35%, 01/15/16	4,900,000	5,104,913
HBOS Plc
0.94%, 09/06/17 (a)	2,571,000	2,552,571
6.75%, 05/21/18 (b)	900,000	1,013,025
ICICI Bank Ltd., 5.75%, 11/16/20	2,700,000	3,067,581
Industrial Bank of Korea, 3.75%, 09/29/16 (b)	1,500,000	1,560,755
Itau Unibanco Holding SA, 5.65%, 03/19/22 (f)	1,100,000	1,119,250
JPMorgan Chase & Co.
1.10%, 10/15/15	6,900,000	6,925,392
0.85%, 02/26/16 (a)	4,000,000	4,007,692
3.45%, 03/01/16	600,000	616,003
3.15%, 07/05/16	1,700,000	1,748,702
1.06%, 05/30/17 (a), GBP	7,400,000	11,027,774
KBC Bank NV, 8.00%, 01/25/23	800,000	896,000
KeyBank NA, 7.41%, 05/06/15	3,300,000	3,353,734
Lloyds Bank Plc, 12.00%, (callable at 100 beginning 12/16/24) (b) (g)	1,900,000	2,702,750
Merrill Lynch & Co. Inc.
6.40%, 08/28/17	14,700,000	16,412,579
6.88%, 04/25/18	2,600,000	2,997,033
Morgan Stanley, 5.38%, 10/15/15	4,000,000	4,126,508
National Australia Bank Ltd., 0.54%, 06/30/17 (a) (b)	10,500,000	10,486,119
RCI Banque SA, 4.60%, 04/12/16 (b)	1,953,000	2,030,179
Sberbank of Russia Via SB Capital SA, 5.50%, 07/07/15	3,300,000	3,300,000
SLM Corp.
5.14%, 06/15/16	10,000,000	10,250,000
8.45%, 06/15/18	1,500,000	1,695,915
Springleaf Finance Corp., 6.90%, 12/15/17	7,000,000	7,490,000
Toronto-Dominion Bank, 0.70%, 09/09/16 (a)	5,100,000	5,120,308
UBS AG, 7.63%, 08/17/22	5,150,000	6,155,805
Wells Fargo & Co.
7.98% (callable at 100 beginning 03/15/18) (g)	4,600,000	5,048,500
0.72%, 04/22/19 (a)	3,200,000	3,194,525
		208,961,463
HEALTH CARE - 0.4%
HCA Inc. Extended Term Loan A-2, 2.65%, 05/02/16 (a)	3,575,000	3,566,456

INDUSTRIALS - 0.5%
Asciano Finance Ltd., 5.00%, 04/07/18 (b)	600,000	646,940
CSX Corp.
6.25%, 04/01/15	233,000	235,038
5.60%, 05/01/17	3,350,000	3,671,868
Hellenic Railways Organization SA
4.50%, 12/06/16 (e), JPY	80,000,000	566,228
4.03%, 03/17/17, EUR	300,000	250,859
		5,370,933
INFORMATION TECHNOLOGY - 0.1%
Apple Inc., 2.85%, 05/06/21	500,000	526,392

MATERIALS - 0.1%
Gerdau Holdings Inc., 7.00%, 01/20/20 (b)	900,000	972,000
GTL Trade Finance Inc., 7.25%, 10/20/17 (b)	300,000	324,450
		1,296,450
TELECOMMUNICATION SERVICES - 4.2%
AT&T Inc., 0.68%, 03/30/17 (a)	3,300,000	3,298,462
BellSouth Corp., 4.18%, 04/26/21 (d) (e)	9,800,000	9,871,138
Deutsche Telekom International Finance BV, 3.13%, 04/11/16 (b)	2,300,000	2,360,918
Sprint Communications Inc.
6.00%, 12/01/16	6,961,000	7,291,647
9.13%, 03/01/17	2,000,000	2,192,500
Verizon Communications Inc.
1.77%, 09/15/16 (a)	2,400,000	2,443,051
2.50%, 09/15/16	5,622,000	5,755,747
0.64%, 06/09/17 (a)	5,000,000	4,991,735
1.99%, 09/14/18 (a)	500,000	519,880
3.65%, 09/14/18	1,600,000	1,702,794
		40,427,872
UTILITIES - 0.4%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (b)	200,000	198,520
Dynegy Finance I Inc.
6.75%, 11/01/19 (b)	2,000,000	2,057,500
7.38%, 11/01/22 (b)	900,000	929,250
7.63%, 11/01/24 (b)	400,000	413,500
		3,598,770
Total Corporate Bonds and Notes (cost $291,692,969)		294,873,798

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
GOVERNMENT AND AGENCY OBLIGATIONS - 60.2%
GOVERNMENT SECURITIES - 38.1%
Federal Home Loan Mortgage Corp. - 1.7% (h)
Federal Home Loan Mortgage Corp.
1.00%, 09/29/17	4,000,000	4,028,520
0.88%, 03/07/18	300,000	299,850
1.75%, 05/30/19	600,000	617,430
1.25%, 10/02/19	12,100,000	12,104,949
		17,050,749
Federal National Mortgage Association - 3.1% (h)
Federal National Mortgage Association
1.25%, 01/30/17	5,400,000	5,474,180
1.13%, 04/27/17 (l)	800,000	809,406
5.00%, 05/11/17 (l)	2,600,000	2,853,029
5.38%, 06/12/17 (l)	4,800,000	5,312,222
0.88%, 02/08/18 - 05/21/18	14,900,000	14,888,720
1.88%, 09/18/18	1,100,000	1,132,357
		30,469,914
Municipals - 4.5%
American Municipal Power Inc., 8.08%, 02/15/50	2,200,000	3,710,300
Bay Area Toll Authority - Series S1
7.04%, 04/01/50	3,800,000	5,804,880
6.91%, 10/01/50	1,000,000	1,510,860
California Statewide Communities Development Authority, 7.55%, 05/15/40	1,100,000	1,558,315
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	2,800,000	3,808,112
Los Angeles County Public Works Financing Authority, 7.62%, 08/01/40	2,800,000	4,198,348
Metropolitan Transportation Authority, 6.69%, 11/15/40	1,600,000	2,258,080
Mississippi Development Bank, 6.31%, 01/01/33	300,000	388,779
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	2,100,000	2,907,660
State of California
7.50%, 04/01/34	1,400,000	2,145,682
7.95%, 03/01/36	2,300,000	2,890,479
7.63%, 03/01/40	1,800,000	2,877,102
7.60%, 11/01/40	4,000,000	6,531,080
State of California Various Purpose Bond, 7.55%, 04/01/39	1,500,000	2,419,995
State of Iowa, 6.75%, 06/01/34	400,000	465,036
		43,474,708
Sovereign - 1.9%
Athens Urban Transportation Organisation, 4.85%, 09/19/16, EUR	200,000	176,280
Banco Nacional de Desenvolvimento Economico e Social, 3.38%, 09/26/16 (b)	300,000	301,770
Bonos y Oblig Del Estado, 4.20%, 01/31/37, EUR	200,000	299,343
Brazil Letras do Tesouro Nacional, 0.00%, 10/01/15 - 01/01/16 (i), BRL	21,100,000	7,076,564
Hellenic Republic Government Bond
4.75%, 04/17/19 (b), EUR	500,000	396,036
2.00%, 02/24/30 (e) (j), EUR	300,000	167,498
2.00%, 02/24/35 (j), EUR	200,000	109,729
Italy Buoni Poliennali Del Tesoro, 5.00%, 08/01/39 - 09/01/40, EUR	200,000	325,155
Japan Government Bond, 1.70%, 09/20/44, JPY	450,000,000	4,199,094
Mexican Bonos, 7.75%, 05/29/31, MXN	7,900,000	642,026
Province of Ontario, Canada, 3.15%, 06/02/22, CAD	600,000	524,017
Province of Quebec, Canada, 4.25%, 12/01/21, CAD	1,300,000	1,205,899
Spain Government Bond
2.75%, 10/31/24 (b), EUR	700,000	883,329
4.70%, 07/30/41, EUR	1,000,000	1,624,458
5.15%, 10/31/44 (b), EUR	300,000	525,464
		18,456,662
Treasury Inflation Index Securities - 16.4%
U.S. Treasury Inflation Indexed Note
1.25%, 07/15/20 (k) (l)	866,272	941,327
0.63%, 07/15/21 (k) (l)	20,745,846	21,851,205
0.13%, 01/15/22 - 07/15/22 (k) (l)	8,445,352	8,596,175
0.13%, 01/15/23 (k)	12,788,625	12,956,476
0.38%, 07/15/23 (k)	7,610,625	7,894,243
2.38%, 01/15/25 - 01/15/27 (k)	40,045,128	49,683,812
2.00%, 01/15/26 (k)	17,371,226	20,909,258
1.75%, 01/15/28 (k) (l)	21,868,262	26,014,681
2.50%, 01/15/29 (k)	7,809,361	10,163,758
0.75%, 02/15/42 (k)	104,510	110,479
		159,121,414
U.S. Treasury Securities - 10.5%
U.S. Treasury Bond
4.25%, 05/15/39	1,600,000	2,227,250
4.50%, 08/15/39	3,100,000	4,473,687
4.38%, 11/15/39 - 05/15/40	5,100,000	7,244,064
3.13%, 02/15/42 - 08/15/44	18,200,000	21,682,336
3.00%, 05/15/42 - 11/15/44	11,000,000	12,818,848
2.75%, 08/15/42 - 11/15/42	4,800,000	5,311,368
3.75%, 11/15/43	300,000	398,086
3.38%, 05/15/44	1,300,000	1,621,446
U.S. Treasury Note
0.63%, 09/30/17 (l)	6,100,000	6,090,472
2.25%, 11/15/24	38,000,000	40,030,644
		101,898,201
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.1%
Federal Home Loan Mortgage Corp. - 2.2%
Federal Home Loan Mortgage Corp.
4.50%, 03/01/28 - 12/01/41	1,221,691	1,329,048
5.50%, 09/01/33 - 03/01/40	3,670,575	4,114,161
4.50%, 02/15/45, TBA (m)	7,000,000	7,580,782
4.00%, 03/15/45, TBA (m)	2,000,000	2,137,047
REMIC, 0.89%, 05/15/37 (a)	1,283,274	1,307,133
REMIC, 5.00%, 08/15/38	4,709,616	5,148,411
		21,616,582
Federal National Mortgage Association - 19.9%
Federal National Mortgage Association
3.00%, 07/01/21 - 12/01/27	4,445,223	4,679,380
3.89%, 07/01/21	1,190,419	1,320,109
3.16%, 05/01/22	779,843	836,496
2.31%, 08/01/22	300,000	306,799
4.50%, 08/01/23 - 01/01/42	11,017,120	11,996,737
5.00%, 04/01/28 - 11/01/41	587,420	649,013
3.50%, 02/15/30 - 03/15/45, TBA (m)	25,000,000	26,432,778
4.00%, 02/15/30 - 04/15/45, TBA (m)	49,000,000	52,273,671
4.00%, 10/01/30	1,720,348	1,855,132
5.50%, 01/01/33 - 12/01/38	2,824,222	3,162,400
6.00%, 03/01/33 - 05/01/41	8,047,719	9,122,436
6.00%, 02/15/45, TBA (m)	7,000,000	7,928,047
4.50%, 03/15/45, TBA (m)	40,000,000	43,363,281
5.00%, 03/15/45, TBA (m)	22,000,000	24,291,522

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
5.50%, 03/15/45, TBA (m)	4,000,000	4,468,594
		192,686,395
Total Government and Agency Obligations (cost $568,479,063)		584,774,625

PREFERRED STOCKS - 0.2%
FINANCIALS - 0.2%
Wells Fargo & Co., 7.50%, Series L (f) (g) (n)	1,100	1,367,300
Total Preferred Stocks (cost $1,222,788)		1,367,300

PURCHASED OPTIONS - 0.0%
10-Year U.S. Treasury Note Future Put Option, Strike Price 99, Expiration 02/20/15	525	8,203
Call Swaption, 3-Month LIBOR versus 0.80% fixed, Expiration 01/19/16, MSC (e)	298	46,016
Call Swaption, 3-Month LIBOR versus 1.10% fixed, Expiration 01/19/16, GSB (e)	101	43,697
Call Swaption, 3-Month LIBOR versus 1.15% fixed, Expiration 07/20/15, GSB (e)	102	52,135
Call Swaption, 3-Month LIBOR versus 1.50% fixed, Expiration 01/29/16, MSC (e)	50	56,714
Call Swaption, 3-Month LIBOR versus 1.75% fixed, Expiration 01/29/16, MSC (e)	50	92,288
Put Swaption, 3-Month LIBOR versus 3.21% fixed, Expiration 01/16/20, GSB (e)	50	45,995
Total Purchased Options (cost $340,603)		345,048

SHORT TERM INVESTMENTS - 15.3%
Certificates of Deposit - 1.8%
Credit Suisse
0.47%, 03/17/15 (a)	$700,000	699,965
0.50%, 03/31/15 (a)	9,900,000	9,899,330
Scotia Capital BDN, 1.27%, 02/10/15, CAD	8,400,000	6,608,308
		17,207,603
Commercial Paper - 0.9%
Vodafone Group Plc, 0.51%, 04/10/15	8,900,000	8,894,860
Federal Home Loan Bank - 3.2% (h)
Federal Home Loan Bank
0.10%, 04/17/15	20,100,000	20,098,272
0.09%, 04/27/15	11,200,000	11,198,902
		31,297,174
Repurchase Agreements - 7.5%
Repurchase Agreement with RBS, 0.11% (Collateralized by $72,596,000 U.S. Treasury Note, 2.00%, due 01/31/16, value $73,889,116) acquired on 01/30/15, due 02/02/15 at $73,100,670	73,100,000	73,100,000

Securities Lending Collateral - 0.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.13% (o)	100,000	100,000
Repurchase Agreement with BCL, 0.05% (Collateralized by $322,760 U.S. Treasury Bond, 2.88%, due 05/15/43, value $361,372, and $474,412 U.S. Treasury Note, 2.38%, due 08/15/24, value $505,649) acquired on 01/30/15, due 02/02/15 at $850,022	$850,020	850,020
Repurchase Agreement with MLP, 0.05% (Collateralized by $125,053 U.S. Treasury Note, 1.25%-2.38%, due 10/31/15-08/15/24, value $133,043, and $497,392 U.S. Treasury Bond Strips, 0.00%, due 05/15/25-05/25/36, value $376,957) acquired on 01/30/15, due 02/02/15 at $500,001	500,000	500,000
		1,450,020
Treasury Securities - 1.7%
Japan Treasury Bill
0.00%, 02/20/15, JPY	20,000,000	170,314
0.00%, 03/10/15, JPY	410,000,000	3,491,477
Mexico Cetes, 0.20%, 02/05/15, MXN	16,020,000	10,683,171
Mexico Treasury Bill, 0.20%, 02/19/15, MXN	3,482,800	2,319,969
		16,664,931
Total Short Term Investments (cost $151,906,088)		148,614,588
Total Investments - 117.0% (cost $1,113,798,643)		1,135,865,398
Total Forward Sales Commitments - (0.5%) (proceeds $5,239,258)		(5,258,203)
Other Assets and Liabilities, Net - (16.5%)		(159,390,542)
Total Net Assets - 100.0%		$971,216,653
FORWARD SALES COMMITMENTS - 0.5%
GOVERNMENT AND AGENCY OBLIGATIONS - 0.5%
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.5%
Federal National Mortgage Association - 0.5%
Federal National Mortgage Association, 3.00%, 02/15/30, TBA (m)	$5,000,000	$5,258,203
Total Government and Agency Obligations - 0.5% (proceeds $5,239,258)		$5,258,203

(a)                            Variable rate security. Rate stated was in effect as of January 31, 2015.

(b)                            The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of January 31, 2015, the aggregate value of these liquid securities was $62,079,878 which represented 6.3% of net assets.

(c)                             Security fair valued in good faith in accordance with the procedures approved by the Trust’s Board of Trustees. Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements” based on the applicable valuation inputs. See FASB ASC Topic 820 “Fair Value Measurements” in the Notes to Schedules of Investments.

(d)                            Security is restricted to resale to institutional investors.  See Restricted Securities in these Schedules of Investments.

(e)                             The Sub-Adviser has deemed this security to be illiquid based on procedures approved by the Trust’s Board of Trustees.

(f)                              All or a portion of the security was on loan.

(g)                             Perpetual maturity security.

(h)                            The securities in this category are direct debt of the agency and not collateralized by mortgages.

(i)                                Security issued with a zero coupon. Income is recognized through the accretion of discount.

(j)                               Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of January 31, 2015.

(k)                            Treasury inflation indexed note, par amount is adjusted for inflation.

(l)                                All or a portion of the securities is pledged or segregated as collateral.

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

(m)                        All or a portion of the investment was purchased or sold on a delayed delivery basis. As of January 31, 2015, the total cost of investments purchased on a delayed delivery basis was $167,978,711. As of January 31, 2015, the total proceeds for investments sold on a delayed delivery basis were $5,239,258.

(n)                            Convertible security.

(o)                            Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2015.

Restricted Securities - The Fund invests in securities that are restricted under the 1933 Act or which are subject to legal, contractual, or other agreed upon restrictions on resale.  Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act.  As of January 31, 2015, the following Funds held investments in restricted securities, excluding certain securities exempt from registration under the 1933 Act which are deemed to be liquid, as follows:

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
BellSouth Corp., 4.18%, 04/26/21	04/17/2014	$10,119,138	$9,871,138	1.0%
Credit Agricole SA, 1.63%, 04/15/16	07/28/2014	4,034,501	4,029,192	0.4
Marks & Spencer Plc, 6.25%, 12/01/17	02/26/2014	2,527,091	2,541,049	0.2
Panther CDO V BV, 0.47%, 10/15/84	12/15/2014	2,688,051	2,427,817	0.2
		$19,368,781	$18,869,196	1.8%

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Foreign Currency Options
Euro versus USD Call Option, CIT	02/13/2015	1.27	2,000,000	$(2)
Euro versus USD Call Option, DUB	02/10/2015	1.26	5,900,000	(3)
Euro versus USD Call Option, DUB	02/18/2015	1.27	1,700,000	(2)
Indian Rupee versus USD Call Option, GSB	02/25/2015	63.85	400,000	(755)
Japanese Yen versus USD Put Option, BOA	02/18/2019	80.00	300,000	(4,450)
Japanese Yen versus USD Put Option, UBS	07/03/2015	100.00	1,000,000	(1,509)
USD versus Brazilian Real Call Option, GSC	03/30/2015	2.71	2,400,000	(40,773)
USD versus Brazilian Real Call Option, GSC	02/25/2015	2.70	1,200,000	(19,694)
USD versus Brazilian Real Call Option, MSC	03/30/2015	2.74	2,500,000	(54,088)
USD versus Indian Rupee Call Option, CSI	02/18/2015	63.50	1,400,000	(2,236)
USD versus Indian Rupee Put Option, GSB	02/18/2015	61.00	1,400,000	(1,382)
USD versus Japanese Yen Call Option, GSC	01/30/2015	119.00	2,800,000	—
USD versus Japanese Yen Put Option, BCL	03/12/2015	112.00	2,700,000	(7,208)
USD versus Japanese Yen Put Option, BNP	02/09/2015	111.75	2,100,000	(504)
USD versus Japanese Yen Put Option, BOA	02/09/2015	112.00	4,100,000	(1,150)
USD versus Japanese Yen Put Option, BOA	05/22/2015	113.00	4,800,000	(52,126)
USD versus Japanese Yen Put Option, CIT	05/15/2015	112.00	900,000	(7,442)
USD versus Japanese Yen Put Option, CIT	03/13/2015	112.88	1,700,000	(6,272)
USD versus Japanese Yen Put Option, CSI	05/14/2015	111.40	1,300,000	(9,359)
USD versus Japanese Yen Put Option, DUB	05/22/2015	112.50	900,000	(8,833)
USD versus Japanese Yen Put Option, DUB	03/25/2015	112.85	1,600,000	(7,770)
USD versus Japanese Yen Put Option, GSC	05/27/2015	113.50	2,300,000	(28,710)
USD versus Japanese Yen Put Option, UBS	02/08/2015	112.00	800,000	(224)
USD versus Japanese Yen Put Option, UBS	05/12/2015	110.00	900,000	(4,673)
USD versus Japanese Yen Put Option, UBS	02/11/2015	112.50	1,400,000	(702)
USD versus Mexican Peso Call Option, CSI	02/02/2015	14.50	1,400,000	(42,690)
USD versus Mexican Peso Call Option, GSC	02/18/2015	14.25	1,500,000	(73,109)
USD versus Mexican Peso Call Option, GSC	02/25/2015	14.48	1,500,000	(52,081)
USD versus Mexican Peso Call Option, MSC	02/26/2015	14.35	4,100,000	(177,546)
			57,000,000	$(605,293)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Written Options (continued)

	Expiration Date	Exercise Price	Contracts/ Notional Contracts	Value
Index Options				$
iTraxx Europe Main Series 22 Call Option, CIT	02/18/2015	0.55	52	(2,687)
iTraxx Europe Main Series 22 Put Option, CIT	02/18/2015	0.85	52	(773)
			104	$(3,460)
Interest Rate Swaptions
Call Swaption, 3-Month LIBOR versus 0.50% fixed, MSC	01/19/2016	N/A	198	$(8,315)
Call Swaption, 3-Month LIBOR versus 0.52% fixed, MSC	01/19/2016	N/A	100	(4,719)
Call Swaption, 3-Month LIBOR versus 0.65% fixed, MSC	01/19/2016	N/A	198	(17,648)
Call Swaption, 3-Month LIBOR versus 0.66% fixed, MSC	01/19/2016	N/A	100	(9,294)
Call Swaption, 3-Month LIBOR versus 0.70% fixed, GSC	01/19/2016	N/A	101	(15,762)
Call Swaption, 3-Month LIBOR versus 0.85% fixed, GSC	07/20/2015	N/A	102	(20,619)
Call Swaption, 3-Month LIBOR versus 1.00% fixed, GSC	07/20/2015	N/A	102	(33,009)
Call Swaption, 6-Month Euribor versus 0.95% fixed, DUB	03/23/2015	N/A	22	(66,036)
Call Swaption, 6-Month Euribor versus 1.10% fixed, MSC	01/29/2016	N/A	50	(24,126)
Call Swaption, 6-Month Euribor versus 1.30% fixed, MSC	01/29/2016	N/A	50	(38,039)
Call Swaption, 6-Month Euribor versus 1.33% fixed, MSC	01/29/2016	N/A	50	(29,651)
Call Swaption, 6-Month Euribor versus 1.54% fixed, MSC	01/29/2016	N/A	50	(55,741)
Put Swaption, 3-Month LIBOR versus 0.90% fixed, GSC	01/19/2016	N/A	101	(27,377)
Put Swaption, 3-Month LIBOR versus 2.52% fixed, MSS	09/18/2015	N/A	326	(59,770)
Put Swaption, 3-Month LIBOR versus 2.60% fixed, MSS	09/14/2015	N/A	97	(14,220)
Put Swaption, 3-Month LIBOR versus 2.80% fixed, GSC	01/16/2018	N/A	50	(32,682)
Put Swaption, 3-Month LIBOR versus 2.80% fixed, MSS	02/02/2015	N/A	64	—
Put Swaption, 3-Month LIBOR versus 2.82% fixed, MSS	01/30/2015	N/A	16	—
Put Swaption, 3-Month LIBOR versus 3.25% fixed, MSC	03/02/2015	N/A	24	(2)
Put Swaption, 3-Month LIBOR versus 3.27% fixed, DUB	03/27/2015	N/A	48	(169)
Put Swaption, 3-Month LIBOR versus 3.30% fixed, MSS	01/30/2015	N/A	22	—
Put Swaption, 6-Month Euribor versus 1.55% fixed, DUB	03/23/2015	N/A	22	(38)
			1,893	$(457,217)

Summary of Written Options

	Contracts/ Notional Contracts	Premiums
Options outstanding at October 31, 2014	261,703,372	$1,791,441
Options written during the period	109,102,623	1,757,204
Options closed during the period	(313,803,998)	(1,935,352)
Options outstanding at January 31, 2015	57,001,997	$1,613,293

Schedule of Exchange Traded Futures Options

	Expiration Date	Variation Margin Receivable	Exercise Price		Written Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund Put Option	02/20/2015	4,204	EUR	157.00	(31)	$8,749
Euro-Bund Put Option	02/20/2015	9,605	EUR	157.50	(50)	15,038
					(81)	$23,787

Schedule of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
3-Month Sterling Interest Rate Future	March 2015	(26)	$(10,379)
3-Month Sterling Interest Rate Future	June 2015	(27)	(18,794)
3-Month Sterling Interest Rate Future	September 2015	(169)	(50,784)
3-Month Sterling Interest Rate Future	March 2016	(208)	11,585
90-Day Eurodollar Future	June 2015	(342)	(67,443)
90-Day Eurodollar Future	September 2015	(341)	(125,591)

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Futures Contracts (continued)

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)
90-Day Eurodollar Future	December 2015	(182)	$(100,730)
90-Day Eurodollar Future	March 2016	(76)	(60,005)
Australia Commonwealth Treasury Bond Future, 10-Year	March 2015	(14)	(9,055)
Australia Commonwealth Treasury Bond Future, 3-Year	March 2015	(86)	(28,374)
Canadian Government Bond Future, 10-Year	March 2015	(12)	(98,252)
Euro-BTP Future	March 2015	346	1,180,184
Euro-Bund Future	March 2015	(16)	(35,161)
U.S. Treasury Long Bond Future, 20-Year	March 2015	588	6,098,996
U.S. Treasury Note Future, 10-Year	March 2015	1,488	5,941,519
U.S. Treasury Note Future, 5-Year	March 2015	55	60,824
			$12,688,540

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
AUD/USD	02/03/2015	CIT	AUD	1,653,000	$1,286,862	$(68,487)
AUD/USD	02/03/2015	MSC	AUD	1,200,000	934,201	(59,661)
AUD/USD	03/03/2015	MSC	AUD	1,480,000	1,150,243	(23,070)
AUD/USD	02/03/2015	UBS	AUD	6,687,000	5,205,836	(230,761)
BRL/USD	02/03/2015	BNP	BRL	85,121	31,723	(666)
BRL/USD	02/03/2015	CIT	BRL	2,039,388	760,044	(10,700)
BRL/USD	03/03/2015	CSI	BRL	6,732,261	2,490,810	(114,554)
BRL/USD	02/03/2015	DUB	BRL	3,391,146	1,263,820	(44,180)
BRL/USD	02/03/2015	GSC	BRL	3,028,434	1,128,644	(32,356)
BRL/USD	02/03/2015	MSC	BRL	3,618,707	1,348,628	(32,906)
BRL/USD	03/03/2015	UBS	BRL	1,840,678	681,016	(13,710)
CAD/USD	05/05/2015	GSC	CAD	10,100,000	7,939,311	(182,618)
CHF/USD	02/12/2015	CIT	CHF	1,408,000	1,534,133	81,882
CHF/USD	02/12/2015	DUB	CHF	217,000	236,439	(12,419)
CHF/USD	02/12/2015	GSC	CHF	595,000	648,302	35,283
EUR/USD	06/15/2015	BCL	EUR	1,270,000	1,437,077	(262,305)
EUR/USD	06/15/2015	BNP	EUR	1,035,000	1,171,161	(216,267)
EUR/USD	02/03/2015	BNP	EUR	6,353,000	7,178,856	(313,231)
EUR/USD	06/15/2015	BOA	EUR	94,000	106,367	(16,558)
EUR/USD	06/13/2016	BOA	EUR	409,000	467,063	(85,312)
EUR/USD	02/03/2015	BOA	EUR	72,440,000	81,856,808	(4,177,993)
EUR/USD	02/03/2015	CIT	EUR	6,505,627	7,351,324	(415,724)
EUR/USD	06/15/2015	CIT	EUR	1,777,000	2,010,776	(340,142)
EUR/USD	06/15/2015	DUB	EUR	423,000	478,648	(71,370)
EUR/USD	06/13/2016	DUB	EUR	1,783,000	2,036,121	(373,782)
EUR/USD	02/03/2015	DUB	EUR	2,083,000	2,353,779	(60,437)
EUR/USD	06/15/2015	GSC	EUR	8,667,000	9,807,201	(1,798,211)
EUR/USD	02/03/2015	GSC	EUR	843,000	952,585	(45,029)
EUR/USD	06/15/2015	UBS	EUR	249,000	281,758	(46,403)
JPY/USD	02/03/2015	BCL	JPY	2,274,900,000	19,372,392	(76,499)
JPY/USD	02/17/2015	CSI	JPY	90,336,640	769,386	9,386
JPY/USD	02/03/2015	GSC	JPY	1,936,400,000	16,489,824	182,344
MXN/USD	05/05/2015	BCL	MXN	1,541,000	102,230	(2,776)
MXN/USD	02/05/2015	BCL	MXN	11,558,000	770,975	(59,858)
MXN/USD	02/05/2015	BNP	MXN	65,100,460	4,342,518	(564,910)
MXN/USD	02/05/2015	BOA	MXN	3,075,000	205,117	(22,370)
MXN/USD	05/05/2015	BOA	MXN	3,987,000	264,498	(7,146)
MXN/USD	02/05/2015	CIT	MXN	51,297,000	3,421,758	(52,185)
MXN/USD	05/05/2015	CIT	MXN	34,547,000	2,291,852	(17,285)
MXN/USD	02/05/2015	CSI	MXN	97,943,038	6,533,277	(167,142)
MXN/USD	02/05/2015	GSC	MXN	1,971,000	131,475	(12,527)
MXN/USD	02/05/2015	UBS	MXN	23,401,000	1,560,961	(44,282)
MXN/USD	05/05/2015	UBS	MXN	19,967,664	1,324,657	(29,807)
USD/AUD	02/03/2015	BNP	AUD	(3,363,000)	(2,618,099)	106,961

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/AUD	02/03/2015	BOA	AUD	(1,848,000)	$(1,438,670)	$67,461
USD/AUD	02/03/2015	UBS	AUD	(7,426,000)	(5,781,147)	263,027
USD/BRL	10/02/2015	BNP	BRL	(3,000,000)	(1,043,436)	153,745
USD/BRL	02/03/2015	CSI	BRL	(6,732,261)	(2,508,995)	115,668
USD/BRL	01/05/2016	DUB	BRL	(6,051,990)	(2,049,218)	50,782
USD/BRL	07/02/2015	DUB	BRL	(3,358,592)	(1,199,294)	38,668
USD/BRL	02/03/2015	DUB	BRL	(104,555)	(38,966)	(54)
USD/BRL	02/03/2015	GSC	BRL	(1,571,276)	(585,587)	18,941
USD/BRL	01/05/2016	MSC	BRL	(8,100,000)	(2,742,679)	74,026
USD/BRL	02/03/2015	MSC	BRL	(1,883,657)	(702,006)	24,994
USD/BRL	01/05/2016	UBS	BRL	(10,000,000)	(3,386,024)	474,235
USD/BRL	02/03/2015	UBS	BRL	(1,840,678)	(685,988)	13,889
USD/CAD	05/05/2015	BOA	CAD	(9,964,256)	(7,832,606)	1,245,202
USD/CAD	02/10/2015	CIT	CAD	(8,319,528)	(6,546,564)	1,048,300
USD/CAD	03/03/2015	CIT	CAD	(2,486,000)	(1,955,641)	213,985
USD/CHF	02/12/2015	GSC	CHF	(2,426,000)	(2,643,328)	(124,555)
USD/EUR	06/27/2016	BCL	EUR	(2,587,000)	(2,955,699)	601,556
USD/EUR	06/15/2015	BCL	EUR	(2,433,000)	(2,753,077)	552,421
USD/EUR	06/15/2015	BNP	EUR	(1,923,000)	(2,175,983)	431,970
USD/EUR	06/13/2016	BOA	EUR	(10,352,000)	(11,821,604)	2,336,448
USD/EUR	06/15/2015	BOA	EUR	(4,263,000)	(4,823,826)	972,277
USD/EUR	08/07/2015	BOA	EUR	(3,200,000)	(3,623,572)	656,003
USD/EUR	06/27/2016	BOA	EUR	(2,338,000)	(2,671,211)	547,803
USD/EUR	02/03/2015	CIT	EUR	(66,146,000)	(74,744,621)	6,346,406
USD/EUR	06/15/2015	CIT	EUR	(3,202,000)	(3,623,244)	753,890
USD/EUR	06/15/2015	CSI	EUR	(3,509,000)	(3,970,632)	792,090
USD/EUR	02/03/2015	DUB	EUR	(29,167,000)	(32,958,552)	1,075,863
USD/EUR	06/13/2016	DUB	EUR	(3,694,000)	(4,218,412)	839,412
USD/EUR	03/03/2015	DUB	EUR	(2,375,000)	(2,684,360)	1,568
USD/EUR	02/01/2016	DUB	EUR	(1,350,000)	(1,534,513)	282,182
USD/EUR	08/07/2015	DUB	EUR	(300,000)	(339,710)	61,669
USD/EUR	02/03/2015	GSC	EUR	(7,961,000)	(8,995,887)	673,694
USD/EUR	02/03/2015	GSC	EUR	(860,000)	(971,795)	(7,153)
USD/EUR	04/07/2015	MSC	EUR	(21,358,000)	(24,148,505)	(40,427)
USD/EUR	02/03/2015	MSC	EUR	(2,621,000)	(2,961,716)	86,850
USD/EUR	03/03/2015	MSC	EUR	(1,959,000)	(2,214,173)	12,527
USD/EUR	03/03/2015	MSC	EUR	(604,000)	(682,675)	(1,697)
USD/EUR	02/03/2015	UBS	EUR	(2,828,000)	(3,195,625)	247,720
USD/GBP	02/03/2015	MSC	GBP	(10,976,000)	(16,532,112)	619,809
USD/GBP	04/07/2015	MSC	GBP	(10,976,000)	(16,524,795)	21,964
USD/ILS	03/12/2015	BNP	ILS	(1,844,765)	(469,241)	2,759
USD/ILS	04/14/2015	BOA	ILS	(47,172,381)	(12,001,064)	(77,239)
USD/ILS	03/12/2015	BOA	ILS	(6,343,050)	(1,613,440)	11,560
USD/ILS	04/14/2015	DUB	ILS	(2,075,726)	(528,083)	(83)
USD/ILS	04/14/2015	GSC	ILS	(8,992,489)	(2,287,768)	5,232
USD/ILS	03/12/2015	MSC	ILS	(2,804,894)	(713,462)	2,538
USD/JPY	02/03/2015	BNP	JPY	(1,058,200,000)	(9,011,326)	(129,510)
USD/JPY	02/03/2015	BOA	JPY	(1,942,507,000)	(16,541,830)	(348,051)
USD/JPY	03/10/2015	BOA	JPY	(410,039,700)	(3,493,052)	337,806
USD/JPY	08/07/2015	BOA	JPY	(101,481,200)	(866,321)	133,679
USD/JPY	02/20/2015	BOA	JPY	(20,000,100)	(170,343)	16,479
USD/JPY	02/03/2015	CIT	JPY	(2,036,000,000)	(17,337,989)	(315,485)
USD/JPY	08/07/2015	CSI	JPY	(284,534,880)	(2,429,007)	370,993
USD/JPY	02/03/2015	DUB	JPY	(1,750,900,000)	(14,910,159)	114,724
USD/JPY	02/03/2015	DUB	JPY	(1,554,970,000)	(13,241,676)	(20,379)
USD/JPY	03/03/2015	MSC	JPY	(4,787,433,000)	(40,779,551)	(340,334)
USD/JPY	02/03/2015	MSC	JPY	(378,500,000)	(3,223,197)	(13,837)
USD/JPY	02/03/2015	UBS	JPY	(277,655,520)	(2,364,434)	(58,434)
USD/MXN	02/05/2015	BCL	MXN	(29,715,000)	(1,982,135)	192,764
USD/MXN	02/05/2015	BNP	MXN	(59,520,083)	(3,970,280)	520,070

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Open Forward Foreign Currency Contracts (continued)

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)
USD/MXN	02/19/2015	BNP	MXN	(34,333,972)	$(2,288,200)	$300,542
USD/MXN	04/22/2015	CSI	MXN	(85,777,038)	(5,694,590)	149,528
USD/MXN	02/05/2015	CSI	MXN	(8,333,000)	(555,852)	22,391
USD/MXN	02/05/2015	DUB	MXN	(153,872,031)	(10,264,013)	986,330
USD/MXN	02/05/2015	GSC	MXN	(23,409,784)	(1,561,547)	35,453
USD/MXN	02/05/2015	MSC	MXN	(126,084,600)	(8,410,456)	382,704
					$(249,883,107)	$14,135,576

Schedule of Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Interest Rate Swap Agreements
BNP	Brazil Interbank Deposit Rate	Receiving	11.00%	01/04/2021	BRL	4,900,000	$2,755	$34,536
DUB	Brazil Interbank Deposit Rate	Paying	11.25%	01/04/2021	BRL	1,600,000	(17,166)	9,775
DUB	Brazil Interbank Deposit Rate	Paying	11.25%	01/04/2021	BRL	3,300,000	(274)	(14,970)
BNP	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	600,000	(770)	1,981
CSI	Mexican Interbank Rate	Paying	6.34%	11/12/2019	MXN	107,100,000	—	96,702
GSB	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	700,000	(2,122)	3,534
MSC	Mexican Interbank Rate	Receiving	3.37%	03/17/2015	MXN	656,000,000	90	(5,352)
MSS	Mexican Interbank Rate	Paying	5.01%	10/10/2019	MXN	21,900,000	(77)	19,549
UBS	Mexican Interbank Rate	Paying	5.80%	12/10/2021	MXN	100,000	(1)	268
UBS	Mexican Interbank Rate	Receiving	3.54%	08/31/2015	MXN	120,000,000	55	(9,191)
							$(17,510)	$136,832

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements
N/A	3-Month LIBOR	Receiving	3.75%	06/18/2044		3,600,000	$(884,143)
N/A	3-Month LIBOR	Receiving	1.85%	12/04/2019		10,900,000	(266,135)
N/A	3-Month LIBOR	Receiving	3.50%	12/18/2043		14,200,000	(4,862,690)
N/A	3-Month LIBOR	Receiving	1.75%	03/19/2020		16,000,000	(367,215)
N/A	3-Month LIBOR	Receiving	1.80%	12/03/2019		22,800,000	(502,739)
N/A	3-Month LIBOR	Receiving	2.80%	12/18/2043		27,200,000	(5,091,355)
N/A	3-Month LIBOR	Receiving	1.78%	12/02/2019		27,600,000	(582,801)
N/A	3-Month LIBOR	Receiving	1.00%	04/17/2017		130,300,000	(828,367)
N/A	3-Month LIBOR	Receiving	0.67%	04/17/2016		230,100,000	(410,801)
N/A	6-Month EURIBOR	Receiving	1.20%	01/22/2025	EUR	9,500,000	(552,777)
N/A	British Bankers’ Association Yen LIBOR	Receiving	0.50%	09/17/2021	JPY	1,670,000,000	(80,403)
N/A	Federal Funds Effective Rate	Paying	0.09%	02/27/2015		56,300,000	(1,235)
N/A	Federal Funds Effective Rate	Paying	1.00%	10/15/2017		61,600,000	186,780
N/A	London-Interbank Offered Rate	Receiving	1.50%	03/18/2017	GBP	4,900,000	(60,587)
N/A	London-Interbank Offered Rate	Receiving	1.88%	10/05/2017	GBP	7,600,000	(202,435)
N/A	London-Interbank Offered Rate	Receiving	1.59%	10/05/2016	GBP	16,900,000	(190,242)
N/A	London-Interbank Offered Rate	Receiving	1.50%	09/18/2016	GBP	29,900,000	(9,082)
N/A	Mexican Interbank Rate	Paying	5.75%	06/05/2023	MXN	1,300,000	2,768
N/A	Mexican Interbank Rate	Paying	6.00%	06/05/2023	MXN	1,400,000	2,332
N/A	Mexican Interbank Rate	Paying	5.50%	09/02/2022	MXN	4,500,000	16,938
N/A	Mexican Interbank Rate	Paying	6.84%	11/27/2029	MXN	5,500,000	41,977
N/A	Mexican Interbank Rate	Paying	6.86%	11/27/2029	MXN	11,300,000	87,969
N/A	Mexican Interbank Rate	Paying	6.71%	11/30/2029	MXN	22,500,000	149,116
N/A	Mexican Interbank Rate	Paying	5.70%	01/18/2019	MXN	23,000,000	19,109
N/A	Mexican Interbank Rate	Paying	6.41%	11/07/2029	MXN	23,000,000	99,727
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	24,300,000	14,855
N/A	Mexican Interbank Rate	Paying	5.88%	09/23/2021	MXN	24,800,000	79,045
N/A	Mexican Interbank Rate	Paying	5.61%	07/07/2021	MXN	32,600,000	19,109

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Interest Rate Swap Agreements (continued)

Counterparty	Floating Rate Index	Fund Paying / Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (continued)
N/A	Mexican Interbank Rate	Paying	7.16%	11/21/2034	MXN	35,000,000	$345,729
N/A	Mexican Interbank Rate	Paying	5.77%	09/30/2021	MXN	68,100,000	183,797
N/A	Mexican Interbank Rate	Paying	6.35%	11/08/2019	MXN	81,400,000	19,223
N/A	Mexican Interbank Rate	Paying	6.81%	06/19/2034	MXN	102,000,000	668,929
N/A	Mexican Interbank Rate	Receiving	3.61%	12/18/2015	MXN	150,000,000	(13,526)
N/A	Mexican Interbank Rate	Paying	6.32%	11/12/2019	MXN	159,100,000	127,844
N/A	Mexican Interbank Rate	Receiving	3.42%	06/05/2015	MXN	162,000,000	(4,156)
N/A	Mexican Interbank Rate	Paying	5.84%	09/14/2021	MXN	262,600,000	1,071,103
							$(11,774,339)

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
DUB	Berkshire Hathaway Inc., 1.90%, 01/31/2017	0.21%	1.00%	09/20/2016	$(400,000)	$5,694	$6,276	$(582)
GSI	Canadian Natural Resources, 6.25%, 03/15/2038	0.31%	1.00%	09/20/2015	(100,000)	561	(1,267)	1,828
BOA	Federated Republic of Brazil, 12.25%, 03/06/2030	2.21%	1.00%	12/20/2019	(22,900,000)	(1,240,446)	(827,467)	(412,979)
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.40%	1.00%	12/20/2016	(2,500,000)	(15,896)	(61,004)	45,108
BBP	General Electric Capital Corp., 5.63%, 09/15/2017	0.34%	1.00%	09/20/2016	(800,000)	9,597	8,897	700
GSC	Hellenic Republic, 2.00%, 02/24/2023	31.71%	1.00%	12/20/2015	(900,000)	(194,880)	(41,269)	(153,611)
BCL	iTraxx Europe Main Series 22	N/A	1.00%	12/20/2019	(1,807,991)	(34,464)	(48,072)	13,608
BOA	iTraxx Europe Main Series 22	N/A	1.00%	12/20/2019	(338,998)	(6,462)	(8,235)	1,773
CGM	iTraxx Europe Main Series 22	N/A	1.00%	12/20/2019	(3,389,984)	(64,620)	(87,648)	23,028
CGM	iTraxx Europe Main Series 22	N/A	1.00%	12/20/2019	(112,999)	(2,154)	(1,340)	(814)
GSC	iTraxx Europe Main Series 22	N/A	1.00%	12/20/2019	(2,033,990)	(38,772)	(50,385)	11,613
DUB	JPMorgan Chase & Co., 4.75%, 03/01/2015	0.32%	1.00%	09/20/2016	(800,000)	9,824	10,355	(531)
BBP	People’s Republic of China, 4.75%, 10/29/2013	0.32%	1.00%	09/20/2016	(13,900,000)	172,013	200,835	(28,822)
BCL	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	12/20/2019	(4,600,000)	(851,213)	(520,216)	(330,997)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	12/20/2019	(700,000)	(129,532)	(70,497)	(59,035)
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	03/20/2020	(400,000)	(76,949)	(77,001)	53
BNP	Petrobras International Finance Co., 8.38%, 12/10/2018	5.93%	1.00%	12/20/2015	(100,000)	(4,155)	(2,534)	(1,621)
GSC	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	12/20/2019	(2,300,000)	(425,606)	(243,662)	(181,944)
MSC	Petrobras International Finance Co., 8.38%, 12/10/2018	5.60%	1.00%	12/20/2019	(600,000)	(111,028)	(55,530)	(55,498)
BBP	Republic of Indonesia, 7.25%, 04/20/2015	0.79%	1.00%	09/20/2017	(2,000,000)	13,471	(71,603)	85,074
CSI	Republic of Indonesia, 7.25%, 04/20/2015	0.79%	1.00%	09/20/2017	(700,000)	4,715	(24,736)	29,451
DUB	Republic of Indonesia, 7.25%, 04/20/2015	0.71%	1.00%	06/20/2017	(400,000)	3,171	(11,723)	14,894
MSS	Republic of Indonesia, 7.25%, 04/20/2015	0.71%	1.00%	06/20/2017	(1,700,000)	13,479	(50,621)	64,100
BOA	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.24%	1.00%	09/20/2015	(200,000)	1,210	(3,802)	5,012
CGM	Roseneft Oil Co., 3.15%, 03/06/2017	9.06%	1.00%	03/20/2015	(4,100,000)	(39,935)	(31,209)	(8,726)
BCL	Russian Federation, 7.50%, 03/31/2030	6.15%	1.00%	09/20/2015	(400,000)	(12,499)	(5,113)	(7,386)
BOA	Russian Federation, 7.50%, 03/31/2030	6.29%	1.00%	03/20/2019	(3,600,000)	(657,211)	(264,312)	(392,899)
CGM	Russian Federation, 7.50%, 03/31/2030	6.15%	1.00%	09/20/2015	(2,100,000)	(65,621)	(24,528)	(41,093)
DUB	Russian Federation, 7.50%, 03/31/2030	6.29%	1.00%	12/20/2019	(6,500,000)	(1,355,150)	(595,349)	(759,801)
DUB	Russian Federation, 7.50%, 03/31/2030	6.15%	1.00%	09/20/2015	(200,000)	(6,250)	(2,446)	(3,804)
GSC	Russian Federation, 7.50%, 03/31/2030	6.29%	1.00%	12/20/2019	(1,200,000)	(250,182)	(134,250)	(115,932)
GSC	Russian Federation, 7.50%, 03/31/2030	6.29%	1.00%	12/20/2019	(200,000)	(41,697)	(24,073)	(17,624)
CGM	Sberbank of Russia via SB Capital SA, 5.50%, 07/07/2015	8.11%	1.00%	09/20/2015	(200,000)	(8,643)	(3,460)	(5,183)
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(10,300,000)	59,982	(184,928)	244,910
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.58%	1.00%	06/20/2017	(1,000,000)	11,207	3,775	7,432
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(300,000)	1,747	(1,895)	3,642
BBP	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(200,000)	1,165	(1,360)	2,525
BOA	The Republic of Italy, 6.88%, 09/27/2023	0.44%	1.00%	09/20/2016	(100,000)	1,029	992	37
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.85%	1.00%	03/20/2019	(18,000,000)	132,364	(294,005)	426,369
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(3,500,000)	20,382	(64,510)	84,892
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.89%	1.00%	06/20/2019	(200,000)	1,165	(1,454)	2,619

See accompanying Notes to Schedules of Investments.

Curian/PIMCO Total Return Fund (continued)

Schedule of Credit Default Swap Agreements (continued)

Counterparty	Reference Obligation	Implied Credit Spread(3)	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Premiums Paid / (Received)	Unrealized Appreciation / (Depreciation)
Over the Counter Credit Default Swap Agreements (continued)
Credit default swap agreements - sell protection(2) (continued)
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.44%	1.00%	09/20/2016	$(100,000)	$1,029	$1,002	$27
DUB	The Republic of Italy, 6.88%, 09/27/2023	0.93%	1.00%	09/20/2019	(100,000)	431	(48)	479
GSI	The Republic of Italy, 6.88%, 09/27/2023	0.58%	1.00%	06/20/2017	(500,000)	5,603	2,848	2,755
MSS	The Republic of Italy, 6.88%, 09/27/2023	0.85%	1.00%	03/20/2019	(4,500,000)	33,091	(74,536)	107,627
BOA	Time Warner Cable Inc., 5.85%, 05/01/2017	0.05%	1.00%	12/20/2015	(100,000)	966	(2,770)	3,736
BCL	United Mexican States, 5.95%, 03/19/2019	1.13%	1.00%	12/20/2019	(3,400,000)	(16,333)	20,130	(36,463)
BCL	United Mexican States, 5.95%, 03/19/2019	1.08%	1.00%	09/20/2019	(3,300,000)	(7,950)	23,354	(31,304)
BNP	United Mexican States, 5.95%, 03/19/2019	0.77%	1.00%	09/20/2017	(100,000)	717	(2,207)	2,924
BOA	United Mexican States, 7.50%, 04/08/2033	0.41%	1.00%	09/20/2015	(300,000)	1,483	2,090	(607)
DUB	United Mexican States, 5.95%, 03/19/2019	0.67%	1.00%	12/20/2016	(1,500,000)	11,210	(35,999)	47,209
GSC	United Mexican States, 5.95%, 03/19/2019	1.13%	1.00%	12/20/2019	(2,100,000)	(10,088)	13,995	(24,083)
GSC	United Mexican States, 5.95%, 03/19/2019	1.08%	1.00%	09/20/2019	(1,400,000)	(3,373)	10,251	(13,624)
MSS	United Mexican States, 5.95%, 03/19/2019	0.74%	1.00%	06/20/2017	(1,500,000)	11,139	(18,251)	29,390
					$(134,683,963)	$(5,142,664)	$(3,720,515)	$(1,422,148)

Counterparty	Reference Obligation	Fixed Rate(6)	Expiration Date	Notional Amount(1),(5)	Value(4)	Unrealized Appreciation / (Depreciation)
Centrally Cleared Credit Default Swap Agreements
Credit default swap agreements - sell protection(2)
N/A	iTraxx Europe Series 22	1.00%	12/20/2019	$(1,920,991)	$37,248	$(3,459)

(1)Notional amount is stated in USD unless otherwise noted.

(2)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(3)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(4)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs is limited to the total notional amount which is defined under the terms of each swap agreement.

(6)If the Fund is a seller of protection, the Fund receives the fixed rate.

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
Curian/WMC International Equity Fund
COMMON STOCKS - 94.4%
BELGIUM - 3.3%
Anheuser-Busch InBev NV	132,639	$16,177,393

BRAZIL - 1.0%
BB Seguridade Participacoes SA	204,000	2,235,200
Petroleo Brasileiro SA - ADR (a)	471,840	2,835,758
		5,070,958
CANADA - 4.6%
Canadian National Railway Co.	100,940	6,650,427
Imperial Oil Ltd.	170,920	6,354,183
Restaurant Brands International Inc. (b)	50,058	1,939,762
TransCanada Corp.	164,130	7,302,991
		22,247,363
CHINA - 3.1%
Alibaba Group Holding Ltd. - ADR (a) (b)	17,384	1,548,567
Baidu.com Inc. - ADR - Class A (b)	23,381	5,095,187
China Construction Bank Corp. - Class H	5,771,000	4,619,575
ENN Energy Holdings Ltd.	660,460	3,904,152
		15,167,481
DENMARK - 0.2%
H Lundbeck A/S	56,175	1,143,147

FINLAND - 0.9%
Kone Oyj - Class B	95,980	4,328,888

FRANCE - 8.9%
Air Liquide SA	93,654	11,806,768
Essilor International SA (a)	65,519	7,296,916
Groupe Eurotunnel SA	95,101	1,276,887
Legrand SA	104,285	5,590,191
Orange SA	263,422	4,634,384
Rexel SA	47,581	888,986
Schneider Electric SA	34,875	2,621,604
Unibail-Rodamco SE	32,217	9,074,168
		43,189,904
GERMANY - 4.0%
Brenntag AG	53,109	2,890,984
Continental AG	35,411	7,990,346
Deutsche Annington Immobilien SE	243,171	8,445,688
		19,327,018
GREECE - 0.6%
Alpha Bank AE (b)	3,717,337	1,358,157
Hellenic Telecommunications Organization SA (b)	187,344	1,544,887
		2,903,044
HONG KONG - 1.8%
Hong Kong Exchanges & Clearing Ltd.	250,400	5,762,993
PICC Property & Casualty Co. Ltd. - Class H	1,614,000	3,147,821
		8,910,814
INDIA - 3.3%
Bharti Infratel Ltd.	20,558	120,108
Divi’s Laboratories Ltd.	23,820	669,333
ICICI Bank Ltd.	1,406,554	8,171,479
ITC Ltd.	190,484	1,129,719
Mahindra & Mahindra Ltd.	68,185	1,389,184
Power Grid Corp. of India Ltd.	342,259	816,191
Punjab National Bank	281,175	857,171
State Bank of India	610,161	3,034,505
		16,187,690
IRELAND - 2.7%
Bank of Ireland (b)	12,334,269	3,703,549
CRH Plc	382,176	9,232,997
		12,936,546
ITALY - 6.6%
Assicurazioni Generali SpA	309,422	6,530,504
Banca Generali SpA	94,199	2,631,504
FinecoBank Banca Fineco SpA (b)	442,289	2,380,855
Intesa Sanpaolo SpA	1,350,111	3,948,060
Luxottica Group SpA	155,130	9,224,306
Snam SpA	1,527,549	7,474,033
		32,189,262
JAPAN - 19.7%
Aisin Seiki Co. Ltd.	39,710	1,387,293
Asahi Group Holdings Ltd.	118,395	3,884,162
Asics Corp.	105,080	2,578,597
Daito Trust Construction Co. Ltd.	26,875	2,991,585
Daiwa House Industry Co. Ltd.	198,715	3,659,451
Eisai Co. Ltd. (a)	87,185	4,346,900
Hitachi Ltd.	486,000	3,670,319
Honda Motor Co. Ltd.	135,500	4,088,679
Isuzu Motors Ltd.	244,987	3,261,392
Kansai Electric Power Co. Inc. (b)	84,575	817,746
Kyushu Electric Power Co. Inc. (b)	91,200	880,095
M3 Inc.	159,280	3,204,035
Mitsubishi Estate Co. Ltd.	62,000	1,247,488
Mitsubishi UFJ Financial Group Inc.	844,550	4,488,167
Mitsui Fudosan Co. Ltd.	221,440	5,598,361
NEC Corp.	1,278,000	3,609,909
Nippon Telegraph & Telephone Corp.	122,670	7,260,443
Olympus Corp. (b)	124,340	4,300,181
Ono Pharmaceutical Co. Ltd.	96,390	10,144,482
Rakuten Inc.	125,585	1,738,633
Seven & I Holdings Co. Ltd.	213,405	7,809,363
Shikoku Electric Power Co. Inc. (b)	60,915	766,007
T&D Holdings Inc.	246,190	2,772,492
Takeda Pharmaceutical Co. Ltd.	124,785	6,234,180
Tokio Marine Holdings Inc.	144,700	5,051,796
		95,791,756
MEXICO - 0.2%
Corp. Inmobiliaria Vesta SAB de CV	420,700	813,923

NETHERLANDS - 5.9%
Altice SA (b)	20,491	1,715,765
ASML Holding NV	38,755	4,042,448
ING Groep NV - CVA (b)	564,017	7,012,058
Koninklijke KPN NV	1,404,727	4,335,505
NXP Semiconductors NV (b)	66,429	5,270,477
Royal Dutch Shell Plc - Class A	214,871	6,548,337
		28,924,590
ROMANIA - 0.2%
Electrica SA - GDR (b) (c)	89,721	1,089,378

SOUTH KOREA - 1.1%
Korea Electric Power Corp.	27,569	1,077,919
SK Hynix Inc.	100,084	4,323,186
		5,401,105
SWEDEN - 3.9%
Assa Abloy AB - Class B	137,873	7,529,792
Electrolux AB - Class B	217,601	6,697,431
SKF AB - Class B	204,949	4,831,034
		19,058,257

See accompanying Notes to Schedules of Investments.

	Shares/Par †	Value
SWITZERLAND - 9.5%
Adecco SA	45,650	3,410,217
Cie Financiere Richemont SA	26,880	2,233,140
Julius Baer Group Ltd.	151,585	6,167,104
Novartis AG	183,539	17,886,389
Roche Holding AG	30,404	8,194,408
UBS Group AG	497,807	8,343,770
		46,235,028
TAIWAN - 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,822,640	8,015,295

TURKEY - 0.4%
Turkiye Garanti Bankasi A/S	456,548	1,919,688

UNITED KINGDOM - 10.8%
AstraZeneca Plc	241,658	17,202,571
Derwent London Plc	22,367	1,092,997
Diageo Plc	221,006	6,541,938
Direct Line Insurance Group Plc	446,177	2,092,427
International Consolidated Airlines Group SA (b)	342,843	2,792,872
Markit Ltd. (b)	93,875	2,464,219
Schroders Plc	42,501	1,846,912
Sky Plc	589,636	8,222,601
WPP Plc	459,480	10,104,264
		52,360,801
Total Common Stocks (cost $421,887,128)		459,389,329

INVESTMENT COMPANIES - 1.0%
iShares MSCI ACWI ex US ETF (a)	111,830	4,794,152
Total Investment Companies (cost $4,711,432)		4,794,152

SHORT TERM INVESTMENTS - 2.2%
Securities Lending Collateral - 2.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.13% (d)	2,000,000	2,000,000
Fidelity Institutional Money Market Portfolio, 0.10% (d)	1,570,000	1,570,000
Repurchase Agreement with BCL, 0.05% (Collateralized by $1,658,018 U.S. Treasury Bond, 2.88%, due 05/15/43, value $1,856,367, and $2,437,059 U.S. Treasury Note, 2.38%, due 08/15/24, value $2,597,521) acquired on 01/30/15, due 02/02/15 at $4,366,568	$4,366,556	4,366,556
Repurchase Agreement with MLP, 0.05% (Collateralized by $750,318 U.S. Treasury Note, 1.25%-2.38%, due 10/31/15-08/15/24, value $798,256, and $2,984,351 U.S. Treasury Bond Strips, 0.00%, due 05/15/25-05/25/36, value $2,261,744) acquired on 01/30/15, due 02/02/15 at $3,000,008	3,000,000	3,000,000

Total Short Term Investments (cost $10,936,556)		10,936,556
Total Investments - 97.6% (cost $437,535,116)		475,120,037
Other Assets and Liabilities, Net - 2.4%		11,453,582
Total Net Assets - 100.0%		$486,573,619

(a)                   All or a portion of the security was on loan.

(b)                   Non-income producing security.

(c)                    The Sub-Adviser has deemed this security which is exempt from registration under the Securities Act of 1933 (“1933 Act”), as amended, to be liquid based on procedures approved by the Trust’s Board of Trustees.  As of January 31, 2015, the aggregate value of these liquid securities was $1,089,378 which represented 0.2% of net assets.

(d)                   Yield changes daily to reflect current market conditions. Rate was the quoted yield as of January 31, 2015.

See accompanying Notes to Schedules of Investments.

Currencies:
AUD - Australian Dollar	EUR - European Currency Unit (Euro)	JPY - Japanese Yen
BRL - Brazilian Real	GBP - British Pound	MXN - Mexican Peso
CAD - Canadian Dollar	ILS - Israel New Sheqel	USD - United States Dollar
CHF - Swiss Franc	INR- Indian Rupee	ZAR - South African Rand

Abbreviations:
ABS - Asset Backed Securities	Euro-BTP- debt instrument issued by the Republic of Italy with a term of 2 to 11 years
ADR - American Depository Receipt	GDR - Global Depository Receipt
BDN - Bank Deposit Note	GO - General Obligation
CDO - Collateralized Debt Obligation	HICP - Harmonized Index of Consumer Prices
CDX.NA.HY - Credit Derivatives Index- North America - Investment Grade	iTraxx - group of international credit derivative indexes monitored by the International Index Company
CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade	LIBOR - London Interbank Offered Rate
CLO - Collateralized Loan Obligation	MCDX.NA - Municipal Credit Default Swap Index- North America
ETF - Exchange Traded Fund	OJSC - Open Joint Stock Company
Euribor - Europe Interbank Offered Rate	REMIC - Real Estate Mortgage Investment Conduit
Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years	TBA - To Be Announced (Securities purchased on a delayed delivery basis)

Counterparty Abbreviations:
BBP - Barclays Bank Plc	GSC - Goldman Sachs & Co.
BCL - Barclays Capital Inc.	GSI - Goldman Sachs International
BNP - BNP Paribas Securities	JPM - J.P. Morgan Securities LLC
BOA - Banc of America Securities LLC/Bank of America NA	MLP - Merrill Lynch Professional Clearing Corp.
CGM- Citigroup Global Markets	MSC - Morgan Stanley & Co. Inc.
CIT- Citibank, Inc.	MSS - Morgan Stanley Capital Services Inc.
CSI - Credit Suisse Securities, LLC	RBS - Royal Bank of Scotland
DUB - Deutsche Bank Alex Brown Inc.	UBS - UBS Securities LLC
GSB - Goldman Sachs Bank USA

†                           For funds with fixed income securities, par amounts are listed in United States Dollars unless otherwise noted. Options are quoted in unrounded number of contracts.

See accompanying Notes to Schedules of Investments.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2015

Security Valuation - Curian Capital, LLC (“Curian”, “Adviser” or “Administrator”) has entered into a sub-administration and fund accounting services agreement on behalf of the Funds with Jackson Fund Services (“JFS” or “Sub-Administrator”), a division of Jackson National Asset Management, LLC (“JNAM”).  Curian and JNAM are subsidiaries of Jackson and affiliates.  Under the Trust’s valuation policy and procedures, the Trust’s Board of Trustees (“Board”) has delegated the daily operational oversight of the securities valuation function to the Pricing Committee of JFS (“Pricing Committee”), which consists of certain officers of the Trust, Curian management and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review, at the latest, by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.  For fair valuation determinations that are deemed significant, the Funds’ Board is promptly notified, in detail, of the fair valuation.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market.  The Sub-Administrator has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from each Fund’s Sub-Adviser, a broker/dealer or a widely used quotation system.  Futures contracts traded on an exchange are valued at the exchange’s settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on an exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange.  The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.  OTC derivatives, including options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures approved by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions and significant changes in the value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Sub-Administrator’s or Pricing Committee’s own assumptions in determining the fair value of an investment.  Under the procedures approved by the Board, the Sub-Administrator may utilize pricing services or other sources, including the Funds’ Adviser and Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading or other market data.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurements” - This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories.

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds, which are valued at their daily reported NAV.

Level 2 includes valuations determined from significant direct or indirect observable inputs.  Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, OTC derivatives, centrally cleared swap agreements, broker

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2015

quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations determined from significant unobservable inputs, including management’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features or maturity; or industry specific inputs such as:  trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Sub-Administrator regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Sub-Administrator challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Sub-Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of January 31, 2015 by valuation level.

	Assets - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Non-U.S. Government Agency ABS	$—	$42,247,481	$—	$42,247,481
Corporate Bonds and Notes	—	386,981,893	894,161	387,876,054
Government and Agency Obligations	—	78,533,897	—	78,533,897
Common Stocks	4,991,020	—	—	4,991,020
Preferred Stocks	808,000	2,052,500	—	2,860,500
Trust Preferreds	5,465,605	—	—	5,465,605
Purchased Options	—	816,756	—	816,756
Short Term Investments	6,000,000	20,071,503	—	26,071,503
Fund Total	$17,264,625	$530,704,030	$894,161	$548,862,816
Curian/PIMCO Total Return Fund
Non-U.S. Government Agency ABS	$—	$101,082,772	$4,807,267	$105,890,039
Corporate Bonds and Notes	—	294,873,798	—	294,873,798
Government and Agency Obligations	—	584,774,625	—	584,774,625
Preferred Stocks	1,367,300	—	—	1,367,300
Purchased Options	8,203	336,845	—	345,048
Short Term Investments	100,000	148,514,588	—	148,614,588
Fund Total	$1,475,503	$1,129,582,628	$4,807,267	$1,135,865,398
Curian/WMC International Equity Fund
Common Stocks	$53,833,485	$405,555,844	$—	$459,389,329
Investment Companies	4,794,152	—	—	4,794,152
Short Term Investments	3,570,000	7,366,556	—	10,936,556
Fund Total	$62,197,637	$412,922,400	$—	$475,120,037

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Government and Agency Obligations	$—	$(5,258,203)	$—	$(5,258,203)
Fund Total	$—	$(5,258,203)	$—	$(5,258,203)

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Open Futures Contracts	$1,606,855	$—	$—	$1,606,855
Open Forward Foreign Currency Contracts	—	2,670,648	—	2,670,648
OTC Interest Rate Swap Agreements	—	252,190	—	252,190
Centrally Cleared Interest Rate Swap Agreements	—	1,042,741	—	1,042,741
OTC Credit Default Swap Agreements	—	1,073,873	—	1,073,873
Centrally Cleared Credit Default Swap Agreements	—	8,231	—	8,231
Fund Total	$1,606,855	$5,047,683	$—	$6,654,538

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2015

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Total Return Fund
Exchange Traded Futures Options	$23,787	$—	$—	$23,787
Open Futures Contracts	13,293,108	—	—	13,293,108
Open Forward Foreign Currency Contracts	—	25,718,453	—	25,718,453
OTC Interest Rate Swap Agreements	—	166,345	—	166,345
Centrally Cleared Interest Rate Swap Agreements	—	3,136,350	—	3,136,350
OTC Credit Default Swap Agreements	—	1,262,814	—	1,262,814
Fund Total	$13,316,895	$30,283,962	$—	$43,600,857

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
Curian/PIMCO Income Fund
Written Options	$(71,875)	$(1,862,761)	$—	$(1,934,636)
Open Futures Contracts	(107,109)	—	—	(107,109)
Open Forward Foreign Currency Contracts	—	(664,199)	—	(664,199)
OTC Interest Rate Swap Agreements	—	(272,967)	—	(272,967)
Centrally Cleared Interest Rate Swap Agreements	—	(4,601,589)	—	(4,601,589)
OTC Credit Default Swap Agreements	—	(969,424)	—	(969,424)
Centrally Cleared Credit Default Swap Agreements	—	(295,091)	—	(295,091)
Fund Total	$(178,984)	$(8,666,031)	$—	$(8,845,015)
Curian/PIMCO Total Return Fund
Written Options	$—	$(1,065,970)	$—	$(1,065,970)
Open Futures Contracts	(604,568)	—	—	(604,568)
Open Forward Foreign Currency Contracts	—	(11,582,877)	—	(11,582,877)
OTC Interest Rate Swap Agreements	—	(29,513)	—	(29,513)
Centrally Cleared Interest Rate Swap Agreements	—	(14,910,689)	—	(14,910,689)
OTC Credit Default Swap Agreements	—	(2,684,963)	—	(2,684,963)
Centrally Cleared Credit Default Swap Agreements	—	(3,459)	—	(3,459)
Fund Total	$(604,568)	$(30,277,471)	$—	$(30,882,039)

(1)All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period for financial reporting purposes. The following table summarizes significant transfers between Level 1 and Level 2 valuations for the period ended January 31, 2015:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
Curian/WMC International Equity Fund
Common Stocks	$—	$7,617,001

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.  There were no significant transfers into or out of Level 3 for the period.  There were no significant Level 3 valuations for which significant unobservable valuation inputs were developed at January 31, 2015.

Securities Lending and Securities Lending Collateral - The Funds participate in an agency based securities lending program.  Per the securities lending agreement, the securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral.  Each Fund receives cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the market value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Fund on the next business day.  The Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. The Fund bears the market risk with respect to the collateral investment and securities loaned.  The Fund also bears the risk that the agent may default on its obligations to the Fund. The securities lending agent has agreed to indemnify the Fund in the event of default by a third party borrower.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as securities lending agent to the Trust.  The Funds invest cash collateral in money market funds and overnight repurchase agreements which are collateralized fully by U.S. government and agency securities.  Each Fund also bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of an approved investment.

Curian Series Trust (Unaudited)

Notes to Schedules of Investments

January 31, 2015

Federal Income Tax Matters - As of January 31, 2015, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. Federal income tax purposes were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Curian/PIMCO Income Fund	$540,247,275	$16,514,549	$(7,899,008)	$8,615,541
Curian/PIMCO Total Return Fund	1,113,821,839	30,556,123	(8,512,564)	22,043,559
Curian/WMC International Equity Fund	439,492,372	53,187,608	(17,559,943)	35,627,665

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semiannual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Curian Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	March 31, 2015

By:	/s /Daniel W. Koors
Daniel W. Koors
Principal Financial Officer

Date:	March 31, 2015

Exhibit List

Exhibit 3(a):                            Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):                            Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.